1933 Act File No. 33-36451
                                          1940 Act File No. 811-6158

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.    16 .....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   19 .....................................        X

                                THE VIRTUS FUNDS
               (Exact Name of Registrant as Specified in Charter)
         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on November 30, 1997  pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:
                           Matthew G. Maloney, Esquire
                            Dickstein Shapiro Morin &
                              Oshinsky, LLP 2101 L
                                  Street, N.W.
                              Washington, DC 20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of THE VIRTUS FUNDS, which is comprised of eight portfolios: (1) The U.S. Government Securities Fund;(2) The Maryland Municipal Bond Fund; (3) The Money Market Fund; (4) The Treasury Money Market Fund; (5) The Style Manager: Large Cap Fund; (6) The Virginia Municipal Bond Fund; all of which are offered in two separate classes of shares known as Investment Shares and Trust Shares; (7) The Tax-Free Money Market Fund; and (8) The Style Manager Fund; neither of which currently offer separate classes of shares, relates to all of the portfolios, and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-8) Cover Page.
Item 2.     Synopsis......................(1-8) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information                  (1-8) Financial Highlights
Item 4.     General Description of
             Registrant...................(1-8) General Information; Investment Objective;
                                          (1-8) Investment Policies; (1-8) Investment Limitations.
Item 5.     Management of the Fund........(1-8) The Virtus Funds Information; (1-8) Management of
                                          the Trust;   (1-8) Distribution of Shares;
                                          (1-6) Investment Shares only) (1-8) Distribution Plan;
                                          (1-8) Administration of the Funds.
Item 6.     Capital Stock and Other
             Securities...................(1-8) Dividends; (1-8) Capital Gains; (1-8) Shareholder Information;
                                          (1-8) Voting Rights; (1-8) Tax Information; (1-8) Federal Income Tax.
Item 7.     Purchase of Securities Being
             Offered......................(1-8) Net Asset Value; (1-8) Investing in Shares;
                                          (1-8) Share Purchases; (1-8) Minimum Investment
                                          Required; (1-8) What Shares Cost; (1-8) Confirmations and Account Statements;
                                          (1-6, Investment Shares only) Exchange Privilege.
Item                                      8. Redemption or Repurchase......(1-8)
                                          Redeeming Shares; (1-8) By Telephone;
                                          (1-8) By Mail; (1-8) Contingent
                                          Deferred Sales Charge (Investment
                                          Shares Only); (1-8) Systematic
                                          Withdrawal Program (Investment Shares
                                          only).
Item 9.     Pending Legal Proceedings.....None.




PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-8) Cover Page.
Item 11.    Table of Contents.............(1-8) Table of Contents.
Item 12.    General Information and
             History......................(1-8) General Information About the Trust.
Item 13.    Investment Objectives and
             Policies.....................(1-8) Investment Objective and Policies.
Item 14.    Management of the Fund........(1-8) The Virtus Funds Management.
Item 15.    Control Persons and Principal
             Holders of Securities        Not Applicable.
Item 16.    Investment Advisory and Other
             Services.....................(1-8) Investment Advisory Services;
                                          (1-8) Fund Administration; Custodian;
                                          (1-8) Transfer Agent;
                                          (1-8) Independent Auditors.
Item 17.    Brokerage Allocation..........(1-8) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   (1-8) Massachusetts Partnership Law.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................(1-8) Purchasing Shares; (1-8) Determining Net Asset Value;
                                          (1-8) Redeeming Shares; (1-8) Exchange
                                          Privilege (Investment Shares only).
Item 20.    Tax Status....................(1-8) Tax Status.
Item 21.    Underwriters..................(1-8) Distribution Plan (Investment Shares only).
Item 22.    Calculation of Performance
             Data                         (1-8) Performance Comparisons.
Item 23.    Financial Statements..........(1-8) The Financial Statements for the fiscal year ended September 30, 1997 are
                                          incorporated herein by reference to
                                          the Funds' Annual Report dated
                                          September 30, 1997 (File Nos. 33-36451
                                          and 811-6158).





INVESTMENT SHARES
COMBINED PROSPECTUS

November 30, 1997

 . The U.S. Government Securities Fund

 . The Style Manager: Large Cap Fund

 . The Style Manager Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund


Funds Managed by

[LOGO] VIRTUS
       CAPITAL MANAGEMENT, INC.

Investment products available through Signet Financial Services, Inc. (member
NASD) are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. In addition, they involve risk, including the possible loss of principal invested.

Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc., is the investment adviser to the Virtus Funds and is compensated for this service.

[LOGO] VIRTUS
       FUNDS

THE VIRTUS FUNDS
INVESTMENT SHARES
PROSPECTUS

The Virtus Funds (the "Trust"), an open-end management investment company (a mutual fund), is comprised of the eight separate investment portfolios set forth below (collectively, the "Funds," individually, a "Fund"), each having a distinct investment objective and policies. With the exception of The Tax-Free Money Market Fund and The Style Manager Fund, which offer a single class of shares, the Funds are offered in two separate classes of shares known as Investment Shares and Trust Shares.

  . The U.S. Government Securities Fund

  . The Style Manager: Large Cap Fund

  . The Style Manager Fund

  . The Virginia Municipal Bond Fund

  . The Maryland Municipal Bond Fund

  . The Treasury Money Market Fund

  . The Money Market Fund

  . The Tax-Free Money Market Fund

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY, SIGNET TRUST COMPANY OR SIGNET BANK OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THE U.S. GOVERNMENT SECURITIES FUND, THE STYLE
MANAGER: LARGE CAP FUND, THE STYLE MANAGER FUND, THE VIRGINIA MUNICIPAL BOND FUND, AND THE MARYLAND MUNICIPAL BOND FUND INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, AND THE TAX-FREE MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

This prospectus relates only to the Investment Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Style Manager Fund and contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

The Funds have also filed a Combined Statement of Additional Information for the Investment Shares of the Funds offering classes and for shares of The Tax- Free Money Market Fund and The Style Manager Fund, dated November 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-723-9512. This Statement of Additional Information, Material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).          The Board of Trustees of the Trust has approved
an Agreement and Plan of Reorganization, on behalf of each Fund, pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of each Fund would be acquired in exchange for shares of certain similarly managed funds (the "Acquiring Funds") that are advised by affiliates of First Union Corporation. The reorganizations would result in the liquidation and termination of each Fund. Pursuant to the reorganizations, holders of Shares of each Fund would receive, tax-free, that number of shares of an Acquiring Fund having a value equal to the value of such shareholders' Shares immediately prior to the reorganizations. Consummation of the reorganizations is subject to approval of the shareholders of the Funds at a meeting scheduled to be held on February 20, 1998.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 30, 1997

TABLE OF CONTENTS

--------------------------------------------------------------------------------
SYNOPSIS                            1
-------------------------------------
Special Considerations             1
SUMMARY OF FUND EXPENSES            2
-------------------------------------
FINANCIAL HIGHLIGHTS                4
-------------------------------------
INVESTMENT OBJECTIVE AND POLICIES OF
EACH FUND                          12
-------------------------------------
The U.S. Government Securities
 Fund                              12
The Style Manager: Large Cap Fund 13
 The Style Manager Fund            14
 The Virginia Municipal Bond Fund
   and The Maryland Municipal Bond
   Fund                            15
 The Treasury Money Market Fund    15
 The Money Market Fund             16
 The Tax-Free Money Market Fund    16
 Investment Limitations            17
PORTFOLIO INVESTMENTS AND
STRATEGIES                         17
-------------------------------------
 Regulatory Compliance             17
Borrowing Money                   17
Selling Short                     18
 Restricted and Illiquid
 Securities                        18
 When-Issued and Delayed Delivery
   Transactions                    18
 Investing in Securities of Other
   Investment Companies            18
Diversification                   18
Non-Diversification               19
 Repurchase Agreements             19
 Lending of Portfolio Securities   19
 Acquiring Securities              19
 Investment Risks                  19
 Variable Rate Demand Notes        20
 Credit Enhancement                20
 Demand Features                   20
 Participation Interests           21
 Variable Rate Municipal
 Securities                        21
 Municipal Leases                  21
 Temporary Investments             21
Municipal Securities              21
THE VIRTUS FUNDS INFORMATION       24
-------------------------------------
Management of the Trust           24
Distribution of Shares of the
 Funds                             25
 Administration of the Funds       26
NET ASSET VALUE                    26
-------------------------------------
INVESTING IN SHARES                26
-------------------------------------
Share Purchases                   26
Systematic Investment Program     27
Minimum Investment Required       27
What Shares Cost                  27
Confirmations and Account
 Statements                        28
Dividends                         28
 Capital Gains                     28
EXCHANGE PRIVILEGE                 28
-------------------------------------
REDEEMING SHARES                   29
-------------------------------------
Contingent Deferred Sales Charge--
   The U.S. Government Securities
   Fund, The Style Manager: Large
   Cap Fund, The Style Manager Fund,
   The Virginia Municipal Bond Fund
   and The Maryland Municipal Bond
   Fund                            30
Contingent Deferred Sales Charge--
   The Treasury Money Market Fund,
   The Money Market Fund, The Tax-
   Free Money Market Fund and
   Blanchard Funds                 31
Systematic Withdrawal Program     31
Check-Writing Privilege           32
 Accounts with Low Balances        32
SHAREHOLDER INFORMATION            32
-------------------------------------
 Voting Rights                     32
EFFECT OF BANKING LAWS             32
-------------------------------------
TAX INFORMATION                    33
-------------------------------------
 Federal Income Tax                33
PERFORMANCE INFORMATION            34
-------------------------------------
OTHER CLASSES OF SHARES            35
-------------------------------------
ADDRESSES                          36
-------------------------------------



SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Board" or "Trustees") have established a single class of shares for The Tax-Free Money Market Fund and The Style Manager Fund, and two classes of shares, Investment Shares and Trust Shares, for each of the other Funds in the Trust.

As of the date of this prospectus, the Trust is comprised of the following eight portfolios:

  . The U.S. Government Securities Fund--seeks to provide current income by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities;
  . The Style Manager: Large Cap Fund--seeks to provide growth of capital and income by investing in common stocks;
  . The Style Manager Fund--seeks to provide growth of capital by investing in common stocks;
  . The Virginia Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia by investing in a portfolio of Virginia municipal securities;
  . The Maryland Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the State of Maryland by investing in a portfolio of Maryland municipal securities;
  . The Treasury Money Market Fund--seeks to provide current income consistent with stability of principal by investing in short-term U.S.
    Treasury obligations;
  . The Money Market Fund--seeks to provide current income consistent with stability of principal by investing in money market instruments; and . The Tax-Free Money Market Fund--seeks to provide current income exempt from federal income tax consistent with stability of principal, by investing in municipal securities.

This prospectus relates only to the Investment Shares ("Investment Shares") of those Funds offering classes and to the single class of shares ("Tax-Free Money Market Shares" and "Style Manager Shares") of The Tax-Free Money Market Fund and The Style Manager Fund (Investment Shares, Tax-Free Money Market Shares and Style Manager Shares are sometimes collectively referred to as "Shares"). For information on how to purchase Shares please refer to "Investing in Shares." A minimum initial investment of $1,000 is required for each Fund. A contingent deferred sales charge may be imposed on all Shares of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund purchased after October 1, 1992 (other than Shares purchased through reinvestment of dividends and capital gains distributions), which are redeemed within five years of their purchase dates. Information on redeeming Shares may be found under "Redeeming Investment Shares." The Funds are advised by Virtus Capital Management, Inc.

SPECIAL CONSIDERATIONS

Investors should be aware of the following general considerations: the market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options, variable rate securities and equity securities are described under "Investment Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."



SUMMARY OF FUND EXPENSES--INVESTMENT SHARES, STYLE
MANAGER SHARES AND TAX-FREE MONEY MARKET SHARES
-------------------------------------------------------------------------------

The following Fee Table and Example summarize the various costs and expenses that a shareholder of Investment Shares, Style Manager Shares and Tax-Free Money Market Shares will bear either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

                                     THE
                                    STYLE              THE       THE      THE             THE
                         THE U.S.  MANAGER:   THE   VIRGINIA  MARYLAND  TREASURY  THE   TAX-FREE
                        GOVERNMENT  LARGE    STYLE  MUNICIPAL MUNICIPAL  MONEY   MONEY   MONEY
                        SECURITIES   CAP    MANAGER   BOND      BOND     MARKET  MARKET  MARKET
                           FUND      FUND    FUND     FUND      FUND      FUND    FUND    FUND
                        ---------- -------- ------- --------- --------- -------- ------ --------
Contingent Deferred
 Sales Charge (as a
 percentage of amount
 redeemed, if
 applicable)(1)........    2.00%     2.00%   2.00%    2.00%     2.00%     None    None    None

ANNUAL INVESTMENT SHARES, STYLE MANAGER SHARES AND TAX-FREE MONEY MARKET SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                       TOTAL
                                       MANAGEMENT  12B-1    OTHER    OPERATING
                                        FEES (2)  FEES (3) EXPENSES EXPENSES (4)
                                       ---------- -------- -------- ------------
The U.S. Government Securities Fund...    0.75%     0.25%    0.45%      1.45%
The Style Manager: Large Cap Fund.....    0.75%     0.25%    0.59%      1.59%
The Style Manager Fund................    0.75%     0.00%    0.56%      1.31%
The Virginia Municipal Bond Fund......    0.75%     0.25%    0.48%      1.48%
The Maryland Municipal Bond Fund......    0.75%     0.25%    1.17%      2.17%
The Treasury Money Market Fund........    0.50%     0.25%    0.28%      1.03%
The Money Market Fund.................    0.50%     0.25%    0.29%      1.04%
The Tax-Free Money Market Fund........    0.36%     0.00%    0.46%      0.82%

(1) A contingent deferred sales charge of 2.00% will be imposed on The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund only in limited circumstances in which Shares being redeemed are acquired in exchange for Investment Shares in those Virtus Funds which charge a contingent deferred sales charge. The contingent deferred sales charge is 2.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within five years of purchase date.
(2) The management fees for The Style Manager Fund and The Tax-Free Money Market Fund have been reduced to reflect voluntary waivers by the investment adviser. The Adviser can terminate these voluntary waivers at any time at their sole discretion. The maximum management fee for The Style Manager Fund and The Tax-Free Money Market Fund is 1.25% and 0.50%, respectively.
(3) Fees are paid by Investment Shares of each Fund for distribution and/or administrative services provided with respect to Investment Shares. Total payments of up to 0.25% of the average daily net assets attributable to Investment Shares are permitted under the Distribution Plans. The Style Manager Fund and The Tax-Free Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Style Manager Fund and The Tax-Free Money Market Fund can pay up to 0.25% as a 12b-1 fee to the distributor. See "Management of the Trust--Distribution Plans."
(4) The Total Investment Shares Operating Expenses for The Style Manager Fund and The Tax-Free Money Market Fund would be 1.81% and 0.96%, respectively, absent the voluntary waivers described in note 2 above.

The Annual Investment Operating Expenses for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund were 1.25%, 1.49%, 1.17%, 1.36%, 1.69%, 0.98%, 0.97%, and 0.79%, respectively, for the fiscal year ended September 30, 1997. The Annual Investment Operating Expenses in the table above are based on estimated expenses expected during fiscal year ending September 30, 1998.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers Inc.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                           1 YEAR 1 YEAR(+) 3 YEARS 3 YEARS(+) 5 YEARS 10 YEARS
                           ------ --------- ------- ---------- ------- --------
The U.S. Government
Securities Fund...........  $35      $15      $68      $46      $ 79     $174
The Style Manager: Large
Cap Fund..................  $37      $16      $72      $50      $ 87     $189
The Style Manager Fund....  $34      $13      $64      $42      $ 72     $158
The Virginia Municipal
Bond Fund.................  $36      $15      $69      $47      $ 81     $177
The Maryland Municipal
Bond Fund.................  $43      $22      $90      $68      $116     $250
The Treasury Money Market
Fund......................  $11      $11      $33      $33      $ 57     $126
The Money Market Fund.....  $11      $11      $33      $33      $ 57     $127
The Tax-Free Money Market
Fund......................  $ 8      $ 8      $26      $26      $ 46     $101

+Reflects expenses on the same investment, assuming no redemption.

The purpose of the foregoing Example is to assist an investor in understanding the various costs and expenses that a shareholder of Investment Shares, Style Manager Shares and Tax-Free Money Market Shares will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "The Virtus Funds Information" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                            YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------------
INVESTMENT SHARES           1997      1996      1995      1994       1993        1992    1991(A)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 9.89    $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.60      0.62      0.64      0.61       0.66        0.75     0.78
 Net realized and
 unrealized gain (loss)
 on investments               0.06     (0.24)     0.30     (0.94)      0.03        0.50     0.54
----------------------------------------------------------------------------------------------------
Total from investment
operations                    0.66      0.38      0.94     (0.33)      0.69        1.25     1.32
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.60)    (0.62)    (0.64)    (0.61)     (0.66)(e)   (0.75)   (0.78)
 Distributions from net
 realized gain on
 investments                   --        --        --        --       (0.08)      (0.09)     --
 Distributions in excess
 of net realized gain on
 investments (e)               --        --        --      (0.13)       --          --       --
----------------------------------------------------------------------------------------------------
Total distributions          (0.60)    (0.62)    (0.64)    (0.74)     (0.74)      (0.84)   (0.78)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
----------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              6.89%     3.79%     9.84%    (3.36)%     6.82%      12.42%   14.00%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.25%     1.14%     1.01%     0.99%      0.77%       0.52%    0.64%(c)
 Net investment income        6.07%     6.11%     6.41%     5.94%      5.91%       7.01%    8.03%(c)
 Expense
 waiver/reimbursement
 (d)                          0.02%     0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $105,248  $116,418  $114,803  $112,439   $119,187     $40,274      $10
 Portfolio turnover             80%      118%       82%      227%       154%        201%     101%
----------------------------------------------------------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------------
TRUST SHARES                1997      1996      1995      1994       1993        1992    1991(A)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 9.89    $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.63      0.64      0.66      0.63       0.67        0.75     0.78
 Net realized and
 unrealized gain
 (loss) on investments        0.06     (0.24)     0.30     (0.94)      0.03        0.50     0.54
----------------------------------------------------------------------------------------------------
Total from investment
operations                    0.69      0.40      0.96     (0.31)      0.70        1.25     1.32
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.63)    (0.64)    (0.66)    (0.63)     (0.67)(e)   (0.75)   (0.78)
 Distributions from net
 realized
 gain on investments          --        --        --        --        (0.08)      (0.09)    --
 Distributions in excess
 of net
 realized gain on
 investments (e)              --        --        --       (0.13)      --          --       --
----------------------------------------------------------------------------------------------------
Total distributions          (0.63)    (0.64)    (0.66)    (0.76)     (0.75)      (0.84)   (0.78)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
----------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              7.16%     4.05%    10.11%    (3.12)%     6.94%      12.42%   14.00%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.00%     0.89%     0.76%     0.74%      0.63%       0.52%    0.64%(c)
 Net investment income        6.32%     6.36%     6.66%     6.19%      6.17%       7.01%    8.03%(c)
 Expense
 waiver/reimbursement
 (d)                          0.02%     0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $52,177   $78,998  $101,410  $107,103   $112,334     $95,610  $27,565
 Portfolio turnover             80%      118%       82%      227%       154%        201%     101%
----------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e)Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.
Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.

THE STYLE MANAGER: LARGE CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                         YEAR ENDED SEPTEMBER 30,
                          --------------------------------------------------------------
INVESTMENT SHARES         1997(E)   1996    1995(E)   1994      1993     1992    1991(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $13.68   $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.13     0.27     0.09     0.17      0.24     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments              4.47     1.18     2.20    (0.39)     0.54     0.46     1.85
--------------------------------------------------------------------------------------------
Total from investment
operations                   4.60     1.45     2.29    (0.22)     0.78     0.72     2.17
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.14)   (0.27)   (0.09)   (0.17)    (0.25)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)   (0.31)     --
--------------------------------------------------------------------------------------------
Total distributions         (1.97)   (1.47)   (0.39)   (0.37)    (0.41)   (0.56)   (0.31)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $16.31   $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
--------------------------------------------------------------------------------------------
TOTAL RETURN (B)            37.02%   11.28%   20.02%   (1.72%)    6.31%    6.31%   22.68%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.49%    1.36%    1.21%    1.20%     0.87%    0.95%    0.80%(c)
 Net investment income       0.88%    2.01%    0.67%    1.40%     1.81%    2.25%    3.05%(c)
 Expense
 waiver/reimbursement
 (d)                          --       --      0.21%    0.23%     0.55%    0.34%    0.38%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $80,073  $59,891  $44,509  $26,739   $18,691   $2,290     $488
 Average commission rate
 paid (f)                 $0.0783  $0.0616      --       --        --       --       --
 Portfolio turnover            56%     151%     208%     205%       67%      38%      84%
--------------------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                          --------------------------------------------------------------
TRUST SHARES              1997(E)   1996    1995(E)   1994      1993     1992    1991(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $13.68   $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.18     0.33     0.12     0.20      0.28     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments              4.46     1.15     2.20    (0.40)     0.51     0.46     1.85
--------------------------------------------------------------------------------------------
Total from investment
operations                   4.64     1.48     2.32    (0.20)     0.79     0.72     2.17
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.18)   (0.30)   (0.12)   (0.19)    (0.26)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)   (0.31)     --
--------------------------------------------------------------------------------------------
Total distributions         (2.01)   (1.50)   (0.42)   (0.39)    (0.42)   (0.56)   (0.31)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $16.31   $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
--------------------------------------------------------------------------------------------
TOTAL RETURN (B)            37.37%   11.55%   20.33%   (1.50%)    6.42%    6.31%   22.68%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.24%    1.11%    0.96%    0.95%     0.66%    0.95%    0.80%(c)
 Net investment income       1.17%    2.26%    0.92%    1.68%     2.09%    2.25%    3.05%(c)
 Expense
 waiver/reimbursement
 (d)                          --       --      0.21%    0.23%     0.55%    0.34%    0.38%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $26,611  $33,683  $45,345  $70,374   $65,841  $49,581  $37,032
 Average commission rate
 paid (f)                 $0.0783  $0.0616      --       --        --       --       --
 Portfolio turnover            56%     151%     208%     205%       67%      38%      84%
--------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.



THE STYLE MANAGER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                        YEAR ENDED
                                                       SEPTEMBER 30,
                                                  -------------------------
                                                   1997     1996    1995(A)
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $11.47   $12.03   $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.23     0.31     0.03
 Net realized and unrealized gain on investments     4.54     0.77     2.03
-----------------------------------------------------------------------------
Total from investment operations                     4.77     1.08     2.06
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income           (0.24)   (0.29)   (0.03)
 Distributions from net realized gain on
 investments                                        (0.63)   (1.35)     --
-----------------------------------------------------------------------------
Total distributions                                 (0.87)   (1.64)   (0.03)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $15.37   $11.47   $12.03
-----------------------------------------------------------------------------
TOTAL RETURN (B)                                    44.01%   10.19%   20.59%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                            1.17%    0.99%    0.44%*
 Net investment income                               1.76%    2.63%    0.46%*
 Expense waiver/reimbursement (c)                    0.50%    0.44%    1.03%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)          $76,874  $62,783  $78,388
 Average commission rate paid (d)                 $0.0789  $0.0514      --
 Portfolio turnover                                    94%     112%      92%
-----------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.


THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the
Fund.
                                         YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------
INVESTMENT SHARES          1997     1996     1995     1994        1993     1992    1991(A)
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.68   $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.42     0.41     0.45     0.45        0.51     0.54    0.57
 Net realized and
 unrealized gain (loss)
 on investments              0.39    (0.13)    0.55    (0.92)       0.89     0.29    0.18
---------------------------------------------------------------------------------------------
Total from investment
operations                   0.81     0.28     1.00    (0.47)       1.40     0.83    0.75
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.42)   (0.41)   (0.45)   (0.45)(g)   (0.51)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                  --       --       --     (0.06)      (0.09)   (0.01)    --
 Distributions in excess
 of net realized gain
 on investments (b)           --       --       --     (0.02)        --       --      --
---------------------------------------------------------------------------------------------
Total distributions         (0.42)   (0.41)   (0.45)   (0.53)      (0.60)   (0.55)  (0.57)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $11.07   $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
---------------------------------------------------------------------------------------------
TOTAL RETURN (D)             7.74%    2.60%   10.00%   (4.25)%     13.49%    8.51%   7.64%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.36%    1.32%    1.17%    1.15%       0.90%    0.83%   0.47%(c)
 Net investment income       3.87%    3.78%    4.32%    4.22%       4.68%    5.14%   6.08%(c)
 Expense
 waiver/reimbursement
 (e)                          --      0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $58,881  $65,700  $70,572  $74,706     $63,492  $20,883  $6,031
 Portfolio turnover            19%     129%      26%      29%         17%      51%     27%
---------------------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------
TRUST SHARES               1997     1996     1995     1994        1993     1992    1991(A)
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.68   $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.45     0.44     0.48     0.48        0.53     0.54    0.57
 Net realized and
 unrealized gain (loss)
 on investments              0.39    (0.13)    0.55    (0.92)       0.89     0.29    0.18
---------------------------------------------------------------------------------------------
Total from investment
operations                   0.84     0.31     1.03    (0.44)       1.42     0.83    0.75
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.45)   (0.44)   (0.48)   (0.48)(f)   (0.53)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                  --       --       --     (0.06)      (0.09)   (0.01)    --
 Distributions in excess
 of net realized gain
 on investments (b)           --       --       --     (0.02)        --       --      --
---------------------------------------------------------------------------------------------
Total distributions         (0.45)   (0.44)   (0.48)   (0.56)      (0.62)   (0.55)  (0.57)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $11.07   $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
---------------------------------------------------------------------------------------------
TOTAL RETURN (D)             8.00%    2.86%   10.27%   (4.01%)     13.62%    8.51%   7.64%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.11%    1.06%    0.92%    0.90%       0.75%    0.83%   0.47%(c)
 Net investment income       4.12%    4.03%    4.57%    4.47%       4.85%    5.14%   6.08%(c)
 Expense
 waiver/reimbursement
 (e)                          --      0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $19,891  $28,110  $33,670  $34,165     $41,204  $20,852  $8,546
 Portfolio turnover            19%     129%      26%      29%         17%      51%     27%
---------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Computed on an annualized basis.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.

(g) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.



THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                        YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------
INVESTMENT SHARES         1997     1996     1995     1994      1993     1992   1991(A)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.56   $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income      0.37     0.38     0.40     0.45      0.49    0.54    0.53
 Net realized and
 unrealized gain (loss)
 on investments             0.35    (0.13)    0.54    (0.97)     0.85    0.29    0.10
-----------------------------------------------------------------------------------------
Total from investment
operations                  0.72     0.25     0.94    (0.52)     1.34    0.83    0.63
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.37)   (0.38)   (0.40)   (0.45)    (0.49)  (0.54)  (0.53)
 Distributions from net
 realized gain
 on investments              --       --     (0.02)   (0.10)      --      --      --
-----------------------------------------------------------------------------------------
Total distributions        (0.37)   (0.38)   (0.42)   (0.55)    (0.49)  (0.54)  (0.53)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $10.91   $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
-----------------------------------------------------------------------------------------
TOTAL RETURN (B)            6.92%    2.36%    9.81%   (4.74%)   13.24%   8.31%   6.64%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                   1.69%    1.43%    1.24%    1.17%     1.00%   0.59%   0.60%(c)
 Net investment income      3.45%    3.57%    4.24%    4.22%     4.50%   5.11%   5.66%(c)
 Expense
 waiver/reimbursement
 (d)                         --      0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $27,786  $31,284  $32,172  $34,580   $33,907  $4,053  $2,940
 Portfolio turnover           13%     138%      21%      27%       23%     34%     35%
-----------------------------------------------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------
TRUST SHARES              1997     1996     1995     1994      1993     1992   1991(A)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.56   $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income      0.40     0.41     0.42     0.48      0.50    0.54    0.53
 Net realized and
 unrealized gain (loss)
 on investments             0.35    (0.13)    0.54    (0.97)     0.85    0.29    0.10
-----------------------------------------------------------------------------------------
Total from investment
operations                  0.75     0.28     0.96    (0.49)     1.35    0.83    0.63
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.40)   (0.41)   (0.42)   (0.48)    (0.50)  (0.54)  (0.53)
 Distributions from net
 realized gain
 on investments              --       --     (0.02)   (0.10)      --      --      --
-----------------------------------------------------------------------------------------
Total distributions        (0.40)   (0.41)   (0.44)   (0.58)    (0.50)  (0.54)  (0.53)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $10.91   $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
-----------------------------------------------------------------------------------------
TOTAL RETURN (B)            7.19%    2.61%   10.09%   (4.50%)   13.37%   8.31%   6.64%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                   1.44%    1.18%    0.99%    0.92%     0.86%   0.59%   0.60%(c)
 Net investment income      3.70%    3.82%    4.49%    4.46%     4.64%   5.11%   5.66%(c)
 Expense
 waiver/reimbursement
 (d)                         --      0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $5,683   $8,889   $9,447  $11,301   $12,014  $6,004    $556
 Portfolio turnover           13%     138%      21%      27%       23%     34%     35%
-----------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information and the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.

THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                            YEAR ENDED SEPTEMBER 30,
                         --------------------------------------------------------------------
INVESTMENT SHARES          1997      1996      1995      1994      1993      1992     1991(A)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.02      0.04      0.06
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.02)    (0.04)    (0.06)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.58%     4.67%     4.98%     2.90%     2.52%     3.61%     5.90%
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.98%     0.90%     0.85%     0.84%     0.70%     0.70%     0.51%(c)
 Net investment income       4.49%     4.49%     4.92%     3.05%     2.47%     3.49%     5.65%(c)
 Expense
 waiver/reimbursement
 (d)                         0.01%     0.09%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $121,299  $146,161   $39,363   $21,883   $20,382   $12,960      $548
-------------------------------------------------------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                         --------------------------------------------------------------------
TRUST SHARES               1997      1996      1995      1994      1993      1992    1991(A)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.03      0.04      0.06
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.06)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.84%     4.89%     5.24%     3.16%     2.64%     3.61%     5.90%
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.73%     0.65%     0.60%     0.59%     0.58%     0.70%     0.51%(c)
 Net investment income       4.74%     4.81%     5.17%     3.30%     2.60%     3.49%     5.65%(c)
 Expense
 waiver/reimbursement
 (d)                         0.01%     0.06%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $196,450  $226,978  $208,656  $304,285  $152,921  $163,451  $129,959
-------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.

THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                           YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------------
INVESTMENT SHARES          1997      1996      1995      1994      1993      1992    1991(A)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.03      0.04     0.06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.67%     4.91%     5.11%     3.10%     2.77%     3.79%    5.92%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.97%     0.73%     0.80%     0.80%     0.64%     0.64%    0.51%(c)
 Net investment income       4.57%     4.77%     5.04%     3.07%     2.68%     3.64%    5.99%(c)
 Expense
 waiver/reimbursement
 (d)                         0.02%     0.23%     0.21%     0.25%     0.30%     0.29%    0.36%(c)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $77,220   $83,525   $41,813   $15,236    $9,905    $5,803       $1
------------------------------------------------------------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------------
TRUST SHARES               1997      1996      1995      1994      1993      1992    1991(A)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.03      0.04     0.06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.93%     5.04%     5.36%     3.35%     2.89%     3.79%    5.92%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.72%     0.60%     0.57%     0.55%     0.50%     0.64%    0.51%(c)
 Net investment income       4.81%     4.93%     5.27%     3.25%     2.83%     3.64%    5.99%(c)
 Expense
 waiver/reimbursement
 (d)                         0.02%     0.12%     0.19%     0.25%     0.30%     0.29%    0.36%(c)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $164,290  $160,675  $173,761  $132,445  $134,397  $136,616  $57,432
------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.

THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                         YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------
                                       1997     1996     1995    1994(A)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.03     0.03     0.03     0.01
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment
 income                                 (0.03)   (0.03)   (0.03)   (0.01)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 1.00   $ 1.00   $ 1.00   $ 1.00
----------------------------------------------------------------------------
TOTAL RETURN (B)                         2.83%    3.01%    3.53%    0.45%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                0.79%    0.56%    0.39%    0.36%(c)
 Net investment income                   2.79%    2.95%    3.55%    2.65%(c)
 Expense waiver/reimbursement (d)        0.16%    0.20%    0.56%    0.70%(c)
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                             $57,370  $52,499  $81,977  $21,967
----------------------------------------------------------------------------

(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated September 30, 1997, which can be obtained free of charge.


INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND
-------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus, and in the case of The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appear in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

THE U.S. GOVERNMENT SECURITIES FUND

The investment objective of The U.S. Government Securities Fund is to provide current income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government or its instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund may also invest in certain collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMS"), both of which represent or are supported by direct or indirect obligations of the U.S. government or its instrumentalities. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities (including such CMOs and ARMS).

The U.S. government securities in which the Fund invests include:

  . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

  . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

  . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed, in a variety of ways, by the U.S. government or its agencies or instrumentalities. Some of these obligations are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers' Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers' Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers' Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

  CMOS. The Fund may also invest in CMOs which are rated AAA or better by a nationally recognized rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

  ARMS. ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

  Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

THE STYLE MANAGER: LARGE CAP FUND

The investment objective of The Style Manager: Large Cap Fund is to provide growth of capital and income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in common stocks of large capitalization companies, with a market capitalization of at least $1 billion at the time of investment, and which are either listed on the New York or American Stock Exchanges or trade in the over-the-counter market. The Fund's investment approach is based upon the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. The securities in which the Fund invests include, but are not limited to, the following securities.

  COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior potential for growth of capital and income. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

  The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with higher earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

  OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies. The Corporate bonds, notes, and convertible debt securities in which the Fund may invest must be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services ("Fitch") or Baa or higher by Moody's Investor's Service, Inc. ("Moody's"), or, if unrated, of comparable quality as determined by the Fund's adviser. (If a securities rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

  COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.



  BANK INSTRUMENTS. The Fund may invest in instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs").

  AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.

  U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual turnover rate will exceed 200% under normal market conditions. A higher rate of portfolio turnover may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STYLE MANAGER FUND

The investment objective of The Style Manager Fund is to provide growth of capital.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies becomes effective. The securities in which the Fund invests include, but are not limited to, the following securities.

  COMMON STOCKS. The Fund will invest in stock that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks of large capitalization companies.

  The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth), and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

  OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies of the kind described under "The Style Manager: Large Cap Fund."

  COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including CCPs
  and Europaper.     BANK INSTRUMENTS. The fund may invest in instruments of
  domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the BIF. These instruments may include ECPs, Yankee CDs and ETDs.

  AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The Fund may invest in ADRs.

  U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

  The Fund's ability to establish and close out futures and options positions depends on this secondary market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

The investment objective of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia and the State of Maryland, respectively. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

ACCEPTABLE INVESTMENTS. Each Fund pursues its investment objective by investing in a professionally managed portfolio of securities at least 65% of which is comprised of Virginia municipal bonds or Maryland municipal bonds, as the case may be. Each Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Virginia or Maryland state income taxes, respectively, or that at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia or Maryland state income taxes, respectively.

The municipal securities in which each Fund invests are debt obligations, including industrial development bonds, issued on behalf of the Commonwealth of Virginia or the State of Maryland, as the case may be, or the political subdivisions or agencies of each respective state. In addition, each Fund may invest in debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency or any of these and participation interests in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the relevant Fund and/or the investment adviser to the relevant Fund, exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia or the State of Maryland, as the case may be.

  CHARACTERISTICS. The debt securities in which each Fund invests will only be rated investment grade or of comparable quality at the time of purchase. The municipal securities which each Fund buys have essentially the same characteristics assigned by Moody's and S&P to investment grade bonds. Investment grade bonds are rated Baa, A, Aa, Aaa by Moody's, or BBB, A, AA, AAA by S&P. Bonds rated "Baa" by Moody's or "BBB" by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In certain cases, the Funds' adviser may choose bonds which are unrated, if it judges the bonds to have the same characteristics as investment grade bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, that Fund is not required to sell the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Combined Statement of Additional Information.

THE TREASURY MONEY MARKET FUND

The investment objective of The Treasury Money Market Fund is to provide current income consistent with stability of principal.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The average maturity of these securities computed on a dollar-weighted basis, will be 90 days or less.

THE MONEY MARKET FUND

The investment objective of The Money Market Fund is to provide current income consistent with stability of principal.


ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in a diversified portfolio of money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, will be 90 days or less. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organization ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . domestic issues of corporate debt obligations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper and Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;
  . asset-backed securities;
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments.

  The Fund invests only in instruments denominated and payable in U.S.
  dollars.

  BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank Instruments may include ECDs, Yankee CDs and ETDs. The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

  SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

  ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's or F-1 (+ or -) by Fitch are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

THE TAX-FREE MONEY MARKET FUND

The investment objective of The Tax-Free Money Market Fund is current income exempt from federal income tax consistent with stability of principal and liquidity.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal income tax ("municipal securities"). Examples of municipal securities include, but are not limited to:

  . tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
  . bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
  . municipal commercial paper and other short-term notes;
  . variable rate demand notes;
  . municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and
  . participation, trust, and partnership interests in any of the foregoing obligations.

  PARTICIPATION INTERESTS. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

RATINGS. The municipal securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

The Funds' investment limitations are discussed below under "Borrowing Money," "Selling Short," "Restricted and Illiquid Securities," "Diversification," "Investing in New Issuers," and "Acquiring Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------

REGULATORY COMPLIANCE

The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and their Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will also determine the effective maturity of their respective investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

BORROWING MONEY

Except for The Tax-Free Money Market Fund, the Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. The Tax-Free Money Market Fund may borrow up to one-third of the value of its total assets, including the amount borrowed. The Tax-Free Money Market Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. These policies cannot be changed without the approval of holders of a majority of a Fund's Shares.

SELLING SHORT

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund, the Funds will not make short sales of securities, except in certain limited circumstances. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Funds will not invest more than 10% of the value of their total assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees). In the case of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Money Market Fund and The Style Manager Fund this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15% of their net assets in illiquid securities. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of their net assets in illiquid securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general, unless permitted to do so by order of the SEC. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by a Fund in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

DIVERSIFICATION

With respect to 75% of the value of total assets, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Money Market Fund and The Style Manager Fund will not invest more than 5% in securities of any one issuer other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

NON-DIVERSIFICATION

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Tax-Free Money Market Fund are non-diversified investment companies, as defined by the Investment Company Act of 1940, as amended. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Funds, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of each Fund's portfolio. Any economic, political or regulatory developments affecting the value of the securities in each Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

To meet federal tax requirements for qualifications as a "regulated investment company" the Funds will limit their investments so at the close of each quarter of each fiscal year: (a) with regard to at least 50% of their respective total assets no more than 5% of their respective total assets are invested in the securities of a single issuer, and (b) no more than 25% of their respective total assets are invested in the securities of a single issuer.

REPURCHASE AGREEMENTS

The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive more or less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of their respective total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


ACQUIRING SECURITIES

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for a Fund.

The Style Manager: Large Cap Fund and The Style Manager Fund, as with other mutual funds that invest primarily in equity securities, are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Funds invest in small capitalization stocks, there are some additional risk factors associated with investments in the Funds. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions.

Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Funds, to the extent that it is invested in small capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

In addition, with respect to fixed income securities, investors should be aware that prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

VARIABLE RATE DEMAND NOTES

The Money Market Fund and The Tax-Free Money Market Fund may invest in variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Funds treat variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

CREDIT ENHANCEMENT

Certain of The Money Market Fund's and The Tax-Free Money Market Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. A Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, a Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require a Fund to treat the securities as having been issued by both the issuer and credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Money Market Fund and The Tax-Free Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide itself with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

PARTICIPATION INTERESTS

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests give the Funds an undivided interest in municipal securities. The financial institutions from which the Funds purchase participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of good quality. The Board of Trustees will determine that participation interests meet the prescribed quality standards for the Funds.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund purchase may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to repayment of principal on demand by the Funds (usually in not more than seven days). While some variable rate municipal securities without this demand feature may not be considered liquid by the Fund's adviser, the Fund's investment limitations provide that it will invest no more than 15% of its total assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Funds. The investment adviser has been instructed by the Board of Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests, held by the Funds on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of municipal leases which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute.

TEMPORARY INVESTMENTS

From time to time, during periods of other than normal market conditions, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which an organization selling a Fund a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Except for The Tax-Free Money Market Fund, there are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality. Temporary investments held by The Tax-Free Money Market Fund must be rated in one of the two highest short-term rating categories by one or more NRSRO.

Although each Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or Virginia or Maryland personal income tax.

MUNICIPAL SECURITIES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest principally in municipal securities. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt off or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically
classified as revenue bonds.     INVESTMENT RISKS. Yields on municipal
securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, with respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, any adverse economic conditions or developments affecting the Commonwealth of Virginia, the state of Maryland, or their municipalities could impact a Fund's portfolio. The ability of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax- Free Money Market Fund to achieve their investment objectives also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, investing in Virginia and Maryland municipal securities which meet a Fund's quality standards may not be possible if the Commonwealth of Virginia, the state of Maryland, or their municipalities do not maintain their current credit ratings. In addition, certain Virginia or Maryland constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting Virginia and Maryland municipal securities. In addition, from time to time, the supply of municipal securities acceptable for purchase by The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, could become limited.

The Tax-Free Money Market Fund may invest in municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

PUT AND CALL OPTIONS. The Style Manager: Large Cap Fund and The Style Manager Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Funds hold against decreases in value. These Funds may also write covered call options on all or any portion of their portfolios to generate income for the Funds. The Funds will write call options on securities either held in their portfolios or which they have the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any
additional consideration.     The Style Manager: Large Cap Fund and The Style
Manager Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Funds' adviser.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options without further notification to shareholders.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may purchase and sell financial futures contracts to hedge all or a portion of their portfolios against changes in interest rates and market conditions. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municpal Bond Fund and The Maryland Municipal Bond Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised.

Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

  RISKS. When a Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

  It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

THE VIRTUS FUNDS INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

  ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund--.50%; The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund; and The Maryland Municipal Bond Fund--.75%; and The Style Manager Fund-- 1.25%. The investment advisory contract provides for the voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

  ADVISER'S BACKGROUND. Virtus Capital Management, Inc., a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Funds since 1990), is a wholly-owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. On July 18, 1997, Signet Banking Corporation entered into a definitive Agreement and Plan of Reorganization whereby Signet Banking Corporation would be acquired by First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. Virtus Capital Management, Inc., which is a registered investment adviser, manages, in addition to the Funds, three fixed income common trust funds with $131 million in assets.

  As part of their regular banking operations, Signet Bank may make loans to public companies. Virtus Capital Management, Inc. also advises The Blanchard Group of Funds. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Signet Bank. The lending relationship will not be a factor in the selection of securities.


  John S. Hall has managed The U.S. Government Securities Fund since December 1996. Mr. Hall served in a supervisory capacity for The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund and The Tax-Free Money Market Fund since December 1996 and has managed those Funds since June 1997. Mr. Hall is a Chartered Financial Analyst and, is currently Vice President and Senior Fixed Income Portfolio Manager for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Mr. Hall had been Director of Fixed Income Portfolio Management for Hibernia National Bank, since 1993.

  Tanya Orr Bird has managed The Style Manager: Large Cap Fund and The Style Manager Fund since July 1997, having previously assisted with those duties. Ms. Bird is a Chartered Financial Analyst and is currently Vice President and Managing Director for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Ms. Bird had been in Institutional Marketing for Signet Trust Company (October 1994-December
  1994). Previously, Ms. Bird was a Consultant for William M. Mercer Asset Planning, Inc. (June 1989-October 1994).

SUB-ADVISER TO THE STYLE MANAGER FUND: LARGE CAP AND THE STYLE MANAGER
FUND. Trend Capital Management, Inc. is the sub-adviser to The Style Manager:
Large Cap Fund and The Style Manager Fund.


  SUB-ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Trend Capital Management, Inc. (the "Sub- Adviser"), the Sub-Adviser furnishes certain investment advisory services to the adviser, including investment research, statistical and other factual information, and recommendations, based on the Sub-Adviser's analysis of trends in the stock market that favor different styles of stock selection (growth versus value) and different sizes of companies (large versus small capitalization). SUB-ADVISORY FEES. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement with respect to The Style Manager Fund, the Adviser will pay Trend an annual fee as follows: (a) an amount equal to .10% of the first 60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. With respect to The Style Manager: Large Cap Fund, the Adviser will pay Trend an amount equal to .15% of the first $100 million of the Fund's average daily net assets; and .33 1/3% of the Fund's average
  daily net assets in excess of $100 million.          SUB-ADVISER'S BACKGROUND.
  Trend Capital Management, Inc., a Minnesota corporation located at 956 Interchange Tower, 600 S. Highway 169, Minneapolis, Minnesota 55426, was founded in 1992 by Thomas G. Fox, its President and Chief Investment Officer. Trend provides investment advisory services to individuals and institutions, and is registered as an investment adviser with the SEC. Trend also provides general portfolio management services for certain clients subject to the client's investment objective. Trend does not provide investment advisory services to any other mutual fund.

DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. is the principal distributor for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. According to the provisions of a distribution plan adopted pursuant to Investment Company Act Rule 12b-1, the distributor may select brokers and dealers to provide distribution and administrative services as to Shares of the Funds. The distributor may also select administrators (including financial institutions, fiduciaries, custodians for public funds and investment advisers) to provide administrative services. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as each Fund reasonably requests for its Shares.

Brokers, dealers, and administrators will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Board of Trustees, provided that for any period the total amount of fees representing an expense to the Trust shall not exceed an annual rate of .25% of the average net asset value of Shares of the Funds held in the accounts during the period for which the brokers, dealers, and administrators provide services. Any fees paid by the distributor with respect to Shares of a Fund pursuant to the distribution plan will be reimbursed by the Trust from the assets of the Shares of that Fund. With respect to The Style Manager Fund and The Tax-Free Money Market Fund, the Plan will not be activated unless and until a second class of shares of each Fund, which will not have a Rule 12b-1 Plan, is created.

The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of the Funds that are sold by the dealer. Such payments, if made, will be in addition to amounts paid under the distribution plan and will not be an expense of a Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of Shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.


GLASS-STEAGALL ACT. The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the
administrative services.              ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund and the separate classes. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

                                                 AVERAGE AGGREGATE DAILY
           MAXIMUM                           NET ASSETS OF THE TRUST AND THE
      ADMINISTRATION FEE                        BLANCHARD GROUP OF FUNDS
      ------------------                   -----------------------------------
            .15%                           on the first $250 million
            .125%                          on the next $250 million
            .10%                           on the next $250 million
            .075%                          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee.



BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Trust. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE
-------------------------------------------------------------------------------

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, each Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value for Shares is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares and dividing the remainder by the total number of Shares outstanding. Of course, these Funds cannot guarantee that their net asset value will always remain at $1.00 per Share.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, net asset value per Share fluctuates and is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Trust Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange is open for business except on Lee-Jackson-King Day, Columbus Day and Veterans' Day. Shares of the Funds may be purchased through Signet Financial Services, Inc. In connection with the sale of Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, an investor may write or call Signet Financial Services, Inc. to place an order to purchase Shares of the Funds. (Call toll-free 1-800-723-9512). Purchase orders must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time). Payment for Shares of the Funds may be made by check or by wire. Orders are considered received after payment by check is converted into federal funds and received by Signet Financial Services, Inc. Payment must be received by Signet Financial Services, Inc. on the next business day after placing the order. For orders received by 11:00 a.m. (Eastern time), shareholders will begin earning dividends on that day provided payment by wire is received by Signet Financial Services, Inc. by 2:00 p.m. (Eastern time) on that day.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, an investor may write or call Signet Financial Services, Inc. to place an order to purchase Shares of the Fund. (Call toll-free 1-800-723-9512). Purchase orders must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's public offering price. Payment for Shares of the Funds may be made by check or by wire. Payment must be received by Signet Financial Services, Inc. within three days of placing the order.

BY CHECK. Purchases of Shares by check must be made payable to The Virtus Funds and sent to Signet Financial Services, Inc., P.O. Box 26301, Richmond, VA 23260.

BY WIRE. With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, payment by wire must be received by Signet Financial Services, Inc. before 10:00 a.m. (Eastern time) in order to begin earning dividends on that day. For orders received after 10:00 a.m. (Eastern time) payment must be received by 10:00 a.m. (Eastern time) on the next business day after placing the order. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, payment by wire must be received by Signet Financial Services, Inc. by the third business day after placing the order. Shares of the Funds cannot be purchased by Federal Reserve Wire on Columbus Day, Veterans' Day or Lee-Jackson-King Day.

SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, holders of Shares may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Signet Financial Services, Inc., plus the applicable sales charge. A Shareholder may apply for participation in this program through Signet Financial Services, Inc.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $100. No minimum investment is required for officers, directors and employees (and their spouses and immediate family members) of Signet Banking Corporation or its subsidiaries.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds at the time of purchase.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The net asset value is determined at 1:00 p.m. Eastern time, and 4:00 p.m. Eastern time and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
    CONFIRMATIONS AND ACCOUNT STATEMENTS          Shareholders will receive
detailed confirmations of transactions (except for systematic program transactions). With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month. With respect to The U.S. Government Securities Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, monthly confirmations are sent to report dividends paid during that month. Share certificates are not issued unless requested by contacting Signet Financial Services, Inc. in writing.

DIVIDENDS

With respect to The U.S. Government Securities Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, dividends are declared daily and paid monthly.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, Shares purchased by wire before 2:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted by Signet Trust Company into federal funds.

With respect to The Style Manager: Large Cap Fund and The Style Manager Fund, dividends are declared and paid quarterly.

Unless cash payments are requested by shareholders in writing to a Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Holders of Shares have easy access to Shares of the other funds comprising the Trust and to shares of any Fund (a "Blanchard Fund") of The Blanchard Group of Funds through an exchange program, and exchanges may be made at net asset value without paying a redemption fee or sales charge upon such exchange.

Shareholders who exchange into a Virtus Fund must exchange shares having a net asset value of at least $1,000, and shareholders who exchange into a Blanchard Fund must exchange shares having a net asset value at least equal to the minimum investment requirement of the applicable Blanchard Fund. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Signet Financial Services, Inc. of proper instructions and all necessary supporting documents, Shares submitted for exchange will be redeemed at the next-determined net asset value and invested in Investment Shares of the other participating Fund, or in shares of the applicable


Blanchard Fund, as the case may be. If the exchanging shareholder does not have an account in the participating fund whose Shares are being acquired, a new account will be established with the same registration and reinvestment options for dividends and capital gains as the account from which Shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares By Mail.") Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination of this privilege. Shareholders may obtain further information on the exchange privilege by calling Signet Financial Services, Inc.

BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling Signet Financial Services, Inc. toll-free at 1-800-723-9512. It is recommended that investors request this privilege at the time of their initial application. Information on this service can be obtained through Signet Financial Services, Inc. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Signet Financial Services, Inc. and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time) for Shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of a Fund may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Signet Financial Services, Inc.

REDEEMING SHARES
-------------------------------------------------------------------------------

Each Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Signet Financial Services, Inc. receives the redemption request. Redemptions will be made on days on which a Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form by Signet Financial Services, Inc.

BY TELEPHONE. A shareholder may redeem Shares of a Fund by calling Signet Financial Services, Inc. to request the redemption. (Call toll free 1-800-444-
7123). Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after a Fund receives the redemption request from Signet Financial Services, Inc.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, redemption requests received before 11:00 a.m. (Eastern time) will be wired the same day, but will not be entitled to that day's dividend. A redemption request must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time). Redemption requests through registered broker/dealers must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time). Signet Financial Services, Inc. is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, a redemption request must be received by Signet Financial Services, Inc. before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Signet Financial Services, Inc. before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Signet Financial Services, Inc. is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.


If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Signet Financial Services, Inc. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of a Fund by sending a written request to Signet Financial Services, Inc. The written request should include the shareholder's name, the Fund name, the class of shares, the account number, and the Share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Signet Financial Services, Inc.
P.O. Box 26301, Richmond, VA 23260.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;

  . a savings bank or savings association whose deposits are insured by the
    SAIF, which is administered by the FDIC; or . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

CONTINGENT DEFERRED SALES CHARGE--THE U.S. GOVERNMENT SECURITIES FUND, THE STYLE MANAGER: LARGE CAP FUND, THE STYLE MANAGER FUND, THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

Shareholders redeeming Shares from accounts in the Funds listed above within five years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. The charge will be based upon the lesser of the original purchase price or the net asset value of the Shares redeemed, as follows:

                           CONTINGENT DEFERRED
      AMOUNT OF PURCHASE      SALES CHARGE
      ------------------   -------------------
       Under $100,000             2.0%
       $100,000-$249,999          1.5%
       $250,000-$399,999          1.0%
       $400,000-$499,999          0.5%
       $500,000 or more           None

Separate purchases will not be aggregated for purposes of determining the applicable contingent deferred sales charge. In instances in which Fund Shares have been acquired in exchange for Investment Shares in other Virtus Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii) the five year period will begin on the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired (i) through the reinvestment of dividends or distribution of capital gains, (ii) prior to October 1, 1992, or (iii) in exchange for Shares acquired prior to October 1, 1992. In computing the contingent deferred sales charge, if any, redemptions are deemed to have occurred in the following order: 1) Shares acquired through the reinvestment of dividends and long-term capital gains, 2) Shares purchased prior to October 1, 1992 (including Shares acquired in exchange for Shares purchased prior to October 1, 1992), 3) Shares purchased more than five years before the date of redemption, and 4) Shares purchased after October 1, 1992 and redeemed within five years of the date of purchase, determined on a first- in, first-out basis.

The contingent deferred sales charge will not be imposed on redemption of Shares
(i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (iii) owned by the Trust Division of Signet Trust Company or other affiliates of Signet Banking Corporation representing funds which are held in a fiduciary, agency, custodial, or similar capacity;
(iv) owned by directors and employees of the Fund, Signet Banking Corporation or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21; owned by non-trust customers ("customers") of fee-based planners, investment advisers or banking institutions (collectively, "Institutions") where such Institutions have an agreement with, and such customers have a brokerage account with, Signet Financial Services, Inc.; (vi) purchased through the Imprint Program sponsored by Signet Financial Services, Inc.; (vii) if the proceeds from the redemption are used to purchase a Strive variable annuity within 10 days of the redemption; (viii) purchased by a person who, at the time of purchase owns shares of a Blanchard Fund; (ix) purchased in exchange for shares of a Blanchard Fund (unless such Blanchard Fund shares were themselves acquired in exchange for shares of a Virtus Fund which imposed a contingent deferred sales charge); (x) purchased in exchange for shares of a Virtus Fund which shares originally represented an interest in the Vista Federal Money Market Fund; or (xi) purchased through entities having "no transaction fee" agreements with the Funds.

The contingent deferred sales charge is not charged when Fund Shares are exchanged for shares of any other portfolio of The Virtus Funds or when redemptions are made by the Fund to liquidate accounts with low balances.

CONTINGENT DEFERRED SALES CHARGE--THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, THE TAX-FREE MONEY MARKET FUND AND BLANCHARD FUNDS

A contingent deferred sales charge will be imposed only in certain instances in which the Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund being redeemed were acquired in exchange for Shares of those Virtus Funds which charge a contingent deferred sales charge ("CDSC Shares"). If Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund were acquired in exchange for CDSC Shares, redemption of the Shares of The Treasury Money Market Fund, The Money Market Fund, The Tax-Free Money Market Fund or a Blanchard Fund within five years of the purchase of the CDSC Shares, will have the same consequences as described under "Contingent Deferred Sales Charge--The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund."

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed at net asset value, less any applicable contingent deferred sales charge, to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in Shares of a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in Shares of a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Signet Financial Services, Inc.


CHECK-WRITING PRIVILEGE

If you are a shareholder of The Treasury Money Market Fund, The Money Market Fund, or The Tax-Free Money Market Fund (other than IRA shareholders), you may elect a service which allows you to write an unlimited number of checks in any amount of $250 or more which will clear through the Transfer Agent. If the amount of your check is less than $250 or exceeds the value of the shares in your account, your check will be returned and a $10 fee deducted from your account. You may not use the Check-Writing Privilege to close out your account as you will not be able to ascertain the exact account balance of your account on the date your check clears. To close out your account completely, you should use the telephone or mail redemption procedures previously described. Stop orders may be placed on checks for a fee of $10. For further information on this service, please call 1-800-723-9512.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in a Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of October 31, 1997, Stephens, Inc., Little Rock, AR, for the exclusive benefit of its customers, owned 4,204,370 (40.26%) Investment Shares of The U.S. Government Securities Fund; 1,742,805 (34.81%) Shares of The Style Manager Fund; 1,758,994 (33.10%)
Investment Shares of The Virginia Municipal Bond Fund; 629,671 (25.07%) Investment Shares of The Maryland Municipal Bond Fund; and 21,024,493 (27.80%) Investment Shares of The Money Market Fund. As of October 31, 1997, Bova & Co., Richmond, VA, acting in various capacities for numerous accounts, owned 5,165,113 (100%) Trust Shares of The U.S. Government Securities Fund; 1,613,118 (99%) Trust Shares of The Style Manager: Large Cap Fund; 1,693,162 (33.82%) Shares of The Style Manager Fund; 1,802,105 (99.78%) Trust Shares of The Virginia Municipal Bond Fund; 434,681 (100%) Trust Shares of The Maryland Municipal Bond Fund; 206,184,801 (99.92%) Trust Shares of The Treasury Money Market Fund; 177,645,283 (96.43%) Trust Shares of The Money Market Fund; and 42,583,759 (75.60%) Shares of The Tax-Free Money Market Fund, and therefore, may, for certain purposes, be deemed to control each respective Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Signet Trust Company is subject to such banking laws and regulations.



Signet Trust Company believes, based on the advice of its counsel, that Virtus Capital Management, Inc. may perform the services for any Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Virtus Capital Management, Inc. from continuing to perform all or a part of the above services for its customers and/or a Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Virtus Capital Management, Inc. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Virtus Capital Management, Inc. is found) as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Shareholders of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 17, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Funds representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code and represent (i) interest or gains from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gains from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.


MARYLAND TAXES. Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States Government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

OTHER STATE AND LOCAL TAXES. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any other state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund may advertise total return and yield. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may advertise total return, yield and tax-equivalent yield. The Treasury Money Market Fund and The Money Market Fund may advertise yield and effective yield. The Tax-Free Money Market Fund may advertise its yield, effective yield, and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares of a Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The yield of Shares of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund represent the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The tax-equivalent yield of the Shares for The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The tax-equivalent yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to The U.S. Government Securities Fund, and The Style Manager:
Large Cap Fund total return and yield will be calculated separately for Investment Shares and Trust Shares.

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, total return, yield and tax-equivalent yield will be calculated separately for Investment Shares and Trust Shares.

With respect to The Treasury Money Market Fund and The Money Market Fund, yield and effective yield will be calculated separately for Investment Shares and Trust Shares.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

Trust Shares, the other class of shares offered by those Funds offering separate classes, are sold to trusts, fiduciaries and institutions at net asset value at a minimum initial investment of $10,000. Trust Shares are not sold pursuant to a Rule 12b-1 Plan.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of each of the Funds.

To obtain more information and a prospectus for Trust Shares, investors may call 1-800-723-9512.


ADDRESSES
--------------------------------------------------------------------------------


The U.S. Government Securities Fund                       Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
The Style Manager: Large Cap Fund
The Style Manager Fund
The Virginia Municipal Bond
The Maryland Municipal Bond Fund
The Treasury Money Market Fund
The Money Market Fund
The Tax-Free Money Market Fund
-------------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Investment Adviser
               Virtus Capital Management, Inc.            707 East Main Street
                                                          Suite 1300
                                                          Richmond, Virginia 23219
-------------------------------------------------------------------------------------------------
Custodian
               Signet Trust Company                       7 North Eighth Street
                                                          Richmond, Virginia 23219
-------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
               Federated Shareholder Services Company     Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Independent Auditors
               Deloitte & Touche LLP                      2500 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222-5401
-------------------------------------------------------------------------------------------------



                                 THE VIRTUS FUNDS
                                 INVESTMENT SHARES

                                 COMBINED PROSPECTUS

                                 November 30, 1997



VIRTUS CAPITAL MANAGEMENT, INC.
A Subsidiary of Signet Banking Corporation
Investment Adviser

Federated Securities Corp. is the distributor of the Funds.


CUSIP 927913202 CUSIP 927913509 CUSIP 927913848 CUSIP 927913889 CUSIP 927913400
CUSIP 927913707 CUSIP 927913871 CUSIP 927913806     3042108A-R (11/97)










                                THE VIRTUS FUNDS
                                INVESTMENT SHARES
                          CONSISTS OF EIGHT PORTFOLIOS:
                      THE U.S. GOVERNMENT SECURITIES FUND;
                       THE STYLE MANAGER: LARGE CAP FUND;
                             THE STYLE MANAGER FUND;
                        THE VIRGINIA MUNICIPAL BOND FUND;
                        THE MARYLAND MUNICIPAL BOND FUND;
                         THE TREASURY MONEY MARKET FUND;
                           THE MONEY MARKET FUND; AND
                         THE TAX-FREE MONEY MARKET FUND.

                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information should be read with the Prospectus for the Investment Shares ("Investment Shares") of The Virtus Funds (the "Trust"), dated November 30, 1997. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by writing to the Trust or calling toll-free 1-800-723-9512.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                         Statement dated November 30, 1997
[GRAPHIC OMITTED]

     CUSIP 927913202 CUSIP 927913848 CUSIP 927913400 CUSIP 927913871 CUSIP
     927913509 CUSIP 927913889 CUSIP 927913707 CUSIP 927913806 2102608B-R
     (11/97)

TABLE OF CONTENTS

                                                                            I

GENERAL INFORMATION ABOUT THE TRUST    1

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS     1

THE U.S. GOVERNMENT SECURITIES FUND    1
  Types of Investments                 1

THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND  2
  Commercial Paper                     4
  Bank Instruments                     4

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND   5
  Acceptable Investments               5
  Types of Acceptable Investments      5

THE TREASURY MONEY MARKET FUND         5
  Types of Investments                 5

THE MONEY MARKET FUND                  6
  Types of Investments                 6

THE TAX-FREE MONEY MARKET FUND         6

PORTFOLIO INVESTMENTS AND STRATEGIES   6
  Repurchase Agreements                6
  Reverse Repurchase Agreements        6
  When-Issued and Delayed Delivery Transactions    6
  Lending of Portfolio Securities      7
  Restricted and Illiquid Securities   7
  Participation Interests              7
  Variable Rate Municipal Securities   8
  Municipal Leases                     8
  Temporary Investments                8
  Adjustable Rate Mortgage Securities  8
  Portfolio Turnover                   9

INVESTMENT LIMITATIONS                 9

VIRTUS FUNDS MANAGEMENT               12
  Fund Ownership                      16
  Officers and Trustees Compensation  17
  Trustee Liability                   17

INVESTMENT ADVISORY SERVICES          17
  Adviser to the Trust                17
  Advisory Fees                       18
  Sub-Adviser to The Style Manager:
     Large Cap Fund and The Style Manager Fund         18
  Sub-Advisory Fees                   18



OTHER SERVICES                        18
  Administrative Services             18
  Custodian                           19
  Transfer Agent                      19
  Independent Auditors                19

BROKERAGE TRANSACTIONS                19

PURCHASING SHARES                     20
  Distribution Plan                   20
  Conversion to Federal Funds         20

DETERMINING NET ASSET VALUE           21
  Determining Market Value of Securities21
  Use of the Amortized Cost Method    21
  Valuing Municipal Securities        22
  Use of Amortized Cost               23

REDEEMING SHARES                      23
  Redemption in Kind                  23

MASSACHUSETTS PARTNERSHIP LAW         23

TAX STATUS                            23
  The Funds' Tax Status               23
  Shareholders' Tax Status            24

TOTAL RETURN                          24

YIELD                                 25

EFFECTIVE YIELD                       26

TAX-EQUIVALENT YIELD                  26

PERFORMANCE COMPARISONS               29
  The U.S. Government Securities Fund 30
  The Style Manager: Large Cap Fund and The Style Manager Fund       31
  The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund   31
  The Treasury Money Market Fund      31
  The Money Market Fund               31
  The Tax-Free Money Market Fund      32

FINANCIAL STATEMENTS                  32

APPENDIX                              33

GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. As of the date of this Statement, the Trust consists of eight separate portfolios of securities (collectively, the "Funds", individually, a "Fund") which are as follows: The U. S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund. On October 1, 1992, the name of the Trust was changed from "The SBK Select Series" to "Signet Select Funds." On August 15, 1994, the name of the Trust was changed from "Signet Select Funds" to "The Medalist Funds." On February 15, 1995, the name of the Trust was changed from "The Medalist Funds" to "The Virtus Funds."

With the exception of The Tax-Free Money Market Fund and The Style Manager Fund, which offer a single class of shares, the Funds are offered in two classes, Investment Shares and Trust Shares. This Combined Statement of Additional Information relates only to the Investment Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Style Manager Fund.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The prospectus discusses the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the combined prospectus.

The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the prospectus section "Portfolio Investments and Strategies."

THE U.S. GOVERNMENT SECURITIES FUND

TYPES OF INVESTMENTS

The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

    U.S. GOVERNMENT OBLIGATIONS

   The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

   Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: the Farm Credit
   System; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      Privately issued CMOs generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

      The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND

The Funds invest primarily in corporate securities, including common stocks, preferred stocks, corporate bonds, notes, warrants and convertible securities.

    CONVERTIBLE SECURITIES

      Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

      A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for a Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

    WARRANTS

      Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

    FUTURES AND OPTIONS TRANSACTIONS

      As a means of reducing fluctuations in the net asset value of shares of a Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. A Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market from options of the same series.

    FINANCIAL FUTURES CONTRACTS

      A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of shares of common stocks represented in a particular index.

    PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      A Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

    CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.

      Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

      A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

    "MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

      The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

    PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

      A Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

    WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      A Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

    OVER-THE-COUNTER OPTIONS

      A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

      Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

    U.S. GOVERNMENT OBLIGATIONS

      The types of U.S. government obligations in which the Fund may invest are those set forth under "The U.S. Government Securities Fund-U.S. Government Obligations."

COMMERCIAL PAPER

A Fund may invest in commercial paper rated at least A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service ("Fitch") and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper. In the case where commercial paper, CCPs or Europaper have received different ratings from different rating services, such commercial paper, CCPs or Europaper is an acceptable investment so long as at least one rating is one of the preceding high quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks.

BANK INSTRUMENTS

A Fund may invest in the instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:

o Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

o Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

o Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

ACCEPTABLE INVESTMENTS

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund pursue their investment objectives by investing in professionally managed portfolios of securities at least 65% of which are comprised of Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) municipal securities. The Funds will invest their assets so that, under normal circumstances, at least 80% of their annual interest income is exempt from federal regular and Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) state income taxes or that at least 80% of their total assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) state income taxes.

    CHARACTERISTICS

      The municipal securities in which the Funds invest have the characteristics set forth in the prospectus. An unrated municipal security will be determined by a Fund's adviser to meet the quality standards established by the Fund's Board of Trustees if it is of comparable quality to the rated municipal securities which the Fund purchases. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest or the guarantor of payment by either of those issuers.

      If Moody's or S&P's ratings change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

TYPES OF ACCEPTABLE INVESTMENTS

Examples of Virginia and Maryland municipal securities are:

o    municipal notes and tax-exempt commercial paper;

o    serial bonds sold with a series of maturity dates;

o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

o bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future;

o revenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue Sharing Program;

o prerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds is assured through the first call date by the deposit in escrow of U.S. government securities); or

o    general obligation bonds secured by a municipality's pledge of taxation.

THE TREASURY MONEY MARKET FUND

TYPES OF INVESTMENTS

The Fund invests only in short-term U.S. Treasury obligations. Short-term U.S. Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, or issued by an agency or instrumentality thereof, and fully guaranteed as to principal and interest by the United States, maturing in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Fund may also retain Fund assets in cash.

THE MONEY MARKET FUND

TYPES OF INVESTMENTS

The Fund invests primarily in money market instruments maturing in 397 days or less and which include, but are not limited to, commercial paper and demand master notes, domestic and foreign bank instruments, U.S. government obligations, and corporate debt obligations.

    BANK INSTRUMENTS

     The types of bank instruments in which the Fund invests are those set forth under "The Style Manager: Large Cap Fund-Bank Instruments."

    U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest are those set forth under "The U.S. Government Securities Fund-U.S. Government Obligations."

THE TAX-FREE MONEY MARKET FUND

The Fund invests in a portfolio of municipal securities maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

PORTFOLIO INVESTMENTS AND STRATEGIES

REPURCHASE AGREEMENTS

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds may engage in these transactions to an extent that would cause the segregation of an amount up to 20% of the total value of their assets. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

LENDING OF PORTFOLIO SECURITIES

The collateral received when The U.S. Government Securities Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, and The Money Market Fund lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The U.S. Government Securities Fund and The Style Manager: Large Cap Fund do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, The U.S. Government Securities Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees not to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets. In the case of The Virginia Municpal Bond Fund and The Maryland Municipal Bond Fund, illiquid securities will include participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will limit investments in illiquid securities, including certain securities determined by the Trustees not to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, and in the case of The Money Market Fund, specifically including non-negotiable fixed income time deposits with maturities over seven days, to 10% of their net assets.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, and The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Board of Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

PARTICIPATION INTERESTS

The financial institutions from which The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give a Fund the right to demand payment on specified notice (normally within thirty days for The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund and seven days for The Tax-Free Money Market Fund) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by a Fund. By purchasing participation interests, a Fund is buying a security meeting the maturity and quality requirements of a Fund and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, a Fund's investment adviser will consider the following quality factors:

      o the quality of the underlying municipal security (of which a Fund takes possession);

      o  the quality of the issuer of the participation interest; and

      o a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

VARIABLE RATE MUNICIPAL SECURITIES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest in variable municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

Many municipal securities with variable interest rates purchased by the The Tax-Free Money Market Fund are subject to repayment of principal (usually within seven days) on the The Tax-Free Money Market Fund's demand. For purposes of determining the Fund's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

MUNICIPAL LEASES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee;
(b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debts, administrative, economic and financial characteristics, and prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement of legal recourse provided upon an event of nonappropriation or other termination of the lease.

TEMPORARY INVESTMENTS

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes and to maintain liquidity.

From time to time, such as when suitable securities are not available to the respective Fund, a Fund may invest a portion of its assets in cash. Any portion of a Fund's assets maintained in cash will reduce the amount of assets in securities held in the respective Fund, and could thereby reduce a Fund's yield.

ADJUSTABLE RATE MORTGAGE SECURITIES

The U.S. Government Securities Fund invests in adjustable rate mortgage securities ("ARMS"). Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g. investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payment may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. The Style Manager: Large Cap Fund and The Style Manager Fund may experience greater portfolio turnover than would be expected with a portfolio of higher-rated securities. A high portfolio turnover will result in increased transaction costs to the Fund. For the fiscal years ended September 30, 1997 and 1996, the portfolio turnover rates were 80% and 118%, respectively, for The U.S. Government Securities Fund; 56% and 151%, respectively, for The Style Manager: Large Cap Fund; 19% and 129%, respectively, for The Virginia Municipal Bond Fund; 13% and 138%, respectively, for The Maryland Municipal Bond Fund; and 94% and 112%, respectively, for The Style Manager Fund.



INVESTMENT LIMITATIONS

    ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Money Market Fund, during the period any reverse repurchase agreements are outstanding, the Funds will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

    SELLING SHORT AND BUYING ON MARGIN

      The Funds will not purchase any securities on margin but they may obtain such short-term credits as may be necessary for clearance of transactions. With respect to The U.S. Government Securities Fund, The Style Manager:
      Large Cap Fund, and The Style Manager Fund, the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund may not sell any securities short.

    PLEDGING ASSETS

      The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases the Funds, except The Tax-Free Money Market Fund, may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of a Fund at the time of the pledge. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

    LENDING CASH OR SECURITIES

      The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. This shall not prevent a Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

      The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not lend any of their assets, except that they may acquire publicly or nonpublicly issued municipal securities or temporary investments or enter into repurchase agreements as permitted by a Fund's investment objective, policies, limitations and Declaration of Trust.

      The Tax-Free Money Market Fund will not lend any of its assets except that it may purchase or hold portfolio securities permitted by its investment objective, policies and limitations, or Declaration of Trust.

    INVESTING IN RESTRICTED SECURITIES

      Except for The Tax-Free Money Market Fund, the Funds will not invest more than 10% of their net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund, this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees).

      The Tax-Free Money Market Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

    INVESTING IN COMMODITIES

      The Funds will not purchase or sell commodities, commodity contracts or commodity futures contracts except for financial futures contracts in the case of The Style Manager: Large Cap Fund and The Style Manager Fund.

    INVESTING IN REAL ESTATE

      The Funds will not purchase or sell real estate, including limited partnership interests with respect to The Style Manager Fund, although The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Money Market Fund, and The Tax-Free Money Market Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    DIVERSIFICATION OF INVESTMENTS

      With respect to 75% of the value of its total assets, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The U.S. Government Fund and The Style
      Manager: Large Cap Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

    CONCENTRATION OF INVESTMENTS

      The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund will not invest 25% or more of the value of their total assets in any one industry. With respect to The Money Market Fund, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements for U.S. government obligations, shall not be considered investments in any one industry.

      The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest on which is paid from revenues of similar types of projects. However, these Funds may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

      The Tax-Free Money Market Fund will not invest 25% or more of the value of its total assets in any one industry, except that it may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and industrial development bonds as long as they are not from the same facility or similar types of facilities. The Tax-Free Money Market Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more.

    UNDERWRITING

      The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

    INVESTING IN ILLIQUID SECURITIES

      The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities determined by the Trustees not to be liquid; and, in the case of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, specifically including participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain securities determined by the Trustees not to be liquid; and, in the case of The Money Market Fund, specifically including non-negotiable fixed income time deposits with maturities over seven days.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



      The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general , unless permitted to do so by order of the SEC. The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. With respect to The Treasury Money Market Fund and The Money Market Fund, the Funds will limit their investments and the securities of other investment companies to those of The Money Market Funds having investment objectives and policies similar to their own. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will invest in other investment companies primarily for the purposes of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.



    PURCHASING SECURITIES TO EXERCISE CONTROL

      A Fund will not purchase securities of a company for the purpose of exercising control or management.

    SELLING SHORT

      Neither The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, nor The Style Manager Fund will sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or
      (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of The U.S. Government Securities Fund's nor The Style Manager: Large Cap Fund's net assets.

      With respect to The Style Manager Fund, the segregated amount will not exceed 5% of the Fund's net assets. The dollar amount of short sales at any one time shall not exceed 5% of the Fund's net assets and the value of securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer.

      While in a short position, the Fund will retain the securities, rights or segregated assets.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund have no present intent to borrow money, pledge securities, sell securities short, or invest in restricted or illiquid securities in excess of 5% of the value of their respective net assets in the coming fiscal year.



The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund have no present intent to issue senior securities or borrow money, pledge securities, invest in restricted or illiquid securities, sell securities short, or engage in when-issued and delayed delivery transactions in excess of 5% of the value of its net assets during the fiscal period.

The Treasury Money Market Fund and The Money Market Fund do not expect to issue senior securities or borrow money, pledge securities, sell securities short, engage in when-issued and delayed delivery transactions or reverse repurchase agreements, for The Money Market Fund only, in excess of 5% of the value of their net assets during the coming fiscal year.

The Tax-Free Money Market Fund does not intend to borrow money, sell securities short, or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.



VIRTUS FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Virtus Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

     Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc. FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding shares of each Fund.

As of October 31, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Funds: Stephens Inc., Little Rock, AR, for the exclusive benefit of their customers owned approximately 4,204,370 (40.26%) of the Investment Shares of U.S. Government Securities Fund; 1,208,630 (24.63%) of the Investment Shares of The Style Manager: Large Cap Fund; 1,742,805 (34.81%) of the Shares of The Style Manager Fund; 1,758,994 (33.10%) of the Investment Shares of The Virginia Municipal Bond Fund; 629,671 (25.07%) of the Investment Shares of The Maryland Municipal Bond Fund; 18,064,663 (15.34%) of the Investment Shares of Treasury Money Market Fund; 21,024,493 (27.80%) of the Investment Shares of Money Market Fund; and 3,716,118 (6.60%) of the Shares of The Tax-Free Money Market Fund. As of October 31, 1997, Bova & Co., Richmond, VA, acting in various capacities for numerous accounts, owned approximately 5,165,113 (100%) of the Trust Shares of The U.S. Government Securities Fund; 1,613,118 (99%) of the Trust Shares of The Style Manager: Large Cap Fund; 1,693,162 (33.82%) of the Shares of The Style Manager Fund; 1,802,105 (99.78%)
of the Trust Shares of The Virginia Municipal Bond Fund; 434,681 (100%) of the Trust Shares of The Maryland Municipal Bond Fund; 206,814,801 (99.92%) of the Trust Shares of Treasury Money Market Fund; 177,645,283 (96.43%) of the Trust Shares of The Money Market Fund; and 42,583,759 (75.60%) of the Shares of The Tax-Free Money Market Fund.

OFFICERS AND TRUSTEES COMPENSATION


NAME ,                     AGGREGATE            TOTAL COMPENSATION
POSITION WITH              COMPENSATION FROM    PAID TO TRUSTEES FROM
TRUST                      TRUST+               TRUST AND FUND COMPLEX

John F. Donahue,              $0                   $-0- for the Trust and
Chairman and Trustee                               2 investment companies
Thomas G. Bigley              $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
John T. Conroy, Jr.,          $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
William J. Copeland,          $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
James E. Dowd                 $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
Lawrence D. Ellis, M.D.,      $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
Edward L. Flaherty, Jr.,      $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
Edward C. Gonzales,           $0                   $-0- for the Trust and
President, Treasurer and Trustee                      2 investment companies
Peter E. Madden,              $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
Wesley W. Posvar,             $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
Marjorie P. Smuts,            $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies



+ The aggregate compensation is provided for the Trust which is comprised of eight portfolios.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Virtus Capital Management, Inc., a wholly-owned subsidiary of Signet Banking Corporation. Because of the internal controls maintained by Signet Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Signet Bank's or its affiliates' lending relationships with an issuer.

The adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES



For its advisory services, Virtus Capital Management, Inc. receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended September 30, 1997, 1996, and 1995, the adviser earned fees from: The U.S. Government Securities Fund of $1,325,841, $1,612,364, and $1,581,364,
respectively, of which $37,709, $276,121, and $589,885, respectively, were voluntarily waived; The Style Manager: Large Cap Fund of $749,609, $704,007, and $678,512, respectively, of which $0, $0, and $189,983, respectively, were voluntarily waived; The Virginia Municipal Bond Fund of $650,276, $762,051, and $775,247, respectively, of which $0, $20,993, and $227,301, respectively, were voluntarily waived; The Maryland Municipal Bond Fund of $273,851, $315,941, and $316,194, respectively, of which $0, $106,102, and $187,476, respectively, were voluntarily waived; The Treasury Money Market Fund of $1,897,464, $1,721,497, and $2,347,424, respectively, of which $46,840, $209,248, and $469,485, respectively, were voluntarily waived; The Money Market Fund of $1,250,019, $1,249,811, and $868,490, respectively, of which $57,472, $299,129, and
$336,697, respectively, were voluntarily waived; and The Tax Free Money Market Fund of $302,027, $462,900 and $262,792, respectively, of which $94,455,
$184,473, and $262,792, respectively, were voluntarily waived. During the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1996, the adviser earned fees from The Style Manager Fund of $830,673, $657,611 and $374,393, respectively, of which $326,846, $290,966 and $374,393, respectively, were voluntarily waived.



SUB-ADVISER TO THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND

     Trend Capital Management, Inc. is the sub-adviser to The Style Manager:
Large Cap Fund and The Style Manager Fund.

SUB-ADVISORY FEES



For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus. For the fiscal years ended September 30, 1997, 1996, and 1995, the sub-adviser earned fees from The Style Manager; Large Cap Fund of $144,886, $0, and $0, respectively, of which $0, $0, and $0, respectively, were voluntarily waived. For the fiscal years ended September 30, 1997, 1996, and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, the sub-adviser earned fees from The Style Manager Fund of $74,119, $0, and $0, respectively, of which $0, $0, and $0, respectively, were voluntarily waived.

OTHER SERVICES

ADMINISTRATIVE SERVICES

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal years ended September 30, 1997, 1996, and 1995, the Funds incurred administrative services fees as follows: The U.S. Government Securities Fund incurred $172,113, $211,649, and $226,246, respectively, none of which was voluntarily waived; The Style Manager: Large Cap Fund incurred $97,360, $92,298, and $97,229, respectively, none of which was voluntarily waived; The Virginia Municipal Bond Fund incurred $84,421, $100,059, and $110,908, respectively, none of which was voluntarily waived; The Maryland Municipal Bond Fund incurred $75,000, $67,667, and $45,246, respectively, none of which was voluntarily waived; The Treasury Money Market Fund incurred $369,581, $336,951, and $500,283, respectively, none of which was voluntarily waived; The Money Market Fund incurred $243,450, $254,134, and $185,586, respectively, none of which was voluntarily waived; and The Tax-Free Money Market Fund incurred $75,171, $95,363, and $58,355, respectively, none of which was voluntarily waived. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund incurred $75,125, $93,863 and $85,069, respectively, in administrative services fees, none of which was voluntarily waived.

CUSTODIAN

Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT

Federated Shareholder Services Company, Boston, Massachusetts, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Funds are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include:

      o  advice as to the advisability of investing in securities;

      o  security analysis and reports;

      o  economic studies;

      o  industry studies;

      o  receipt of quotations for portfolio evaluations; and

      o  similar services.

The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.



For the fiscal years ended September 30, 1997, 1996 and 1995, The Style Manager:
Large Cap Fund paid $140,842, $403,888 and $562,493, respectively, in commissions on brokerage transactions. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund paid $215,622, $311,323, and $0, respectively, in commissions on brokerage transactions.

PURCHASING SHARES

Shares of the Funds are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Funds is explained in the prospectus under "Investing in Shares."

DISTRIBUTION PLAN



The Trust has adopted a Plan for Investment Shares of the The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund and The Money Market Fund and Shares of The Style Manager Fund and The Tax-Free Money Market Fund pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides that the Funds' distributor, Federated Securities Corp., shall act as the distributor of Shares, and it permits the payment of fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers and dealers to provide distribution and administrative support services to the Funds and their holders of Shares and (ii) stimulate administrators to render administrative support services to the Funds and their holders of Shares. These services are to be provided by a representative who has knowledge of the holder of Shares' particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Trust reasonably requests.



Other benefits which the Funds hope to achieve through the Plan include, but are not limited to the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Shares and prompt responses to shareholder requests and inquiries concerning their accounts.

By adopting the Plan, the Board of Trustees expects that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their respective investment objectives. By identifying potential investors in Shares whose needs are served by a particular Fund's objective, and properly servicing these accounts, the Funds may be able to curb sharp fluctuations in rates of redemptions and sales.



For the fiscal years ended September 30, 1997, 1996, and 1995, the Funds paid fees to brokers and administrators (financial institutions) pursuant to the Plan as follows: The U.S. Government Securities Fund $279,386, $297,511, and $268,621, respectively; The Style Manager: Large Cap Fund $175,775, $128,090, and $80,046, respectively; The Virginia Municipal Bond Fund, $158,225, $174,114, and $174,523, respectively; The Maryland Municipal Bond Fund, $73,620, $82,278, and $80,136, respectively; The Treasury Money Market Fund, $331,053, $270,001, and $80,097, respectively; and The Money Market Fund, $206,038, $198,913, and $79,316, respectively. For the fiscal years ended September 30, 1997, 1996 and 1995, the Tax-Free Money Market Fund paid no fees pursuant to the Plan. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund paid no fees pursuant to the Plan.



CONVERSION TO FEDERAL FUNDS

It is the policy of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset values of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund generally change each day. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund attempt to stabilize the value of their Shares at $1.00. The days on which the net asset value is calculated by these Funds are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of The U.S. Government Securities Fund's portfolio securities is determined as follows:

      o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Fund's Board of Trustees; or

      o for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The market value of portfolio securities of The Style Manager: Large Cap Fund and The Style Manager Fund is determined as follows:

o for equity securities, according to the last sale price on a national securities exchange, if available;

o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

o    for unlisted equity securities, the latest bid prices;

o for bonds and other fixed income securities, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost; or

o for all other securities, at fair value as determined in good faith by the Board of Trustees.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, and The Style Manager Fund will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. Over-the-counter put options will be valued at the mean between the bid and the asked prices.

USE OF THE AMORTIZED COST METHOD

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles a Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Funds acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Funds treat demand features and standby commitments as a part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts", the Fund does not consider them to be separate investments for purposes of its investment policies.

    MONITORING PROCEDURES



      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



    INVESTMENT RESTRICTIONS

      The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund.

      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares, computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

VALUING MUNICIPAL SECURITIES

With respect to The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, the Board of Trustees uses an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, the Board of Trustees has decided that the fair value of debt securities purchased by a Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES

Each Fund redeems Shares at the next computed net asset value after a Fund receives the redemption request, less a contingent deferred sales charge, if applicable. Redemption procedures are explained in the prospectus under "Redeeming Investment Shares."

REDEMPTION IN KIND

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which a Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of any class' net asset value during any 90-day period. Although a Fund reserves the right to redeem Shares in kind, it will activate this right only after providing 60 days' notice to shareholders.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

With respect to The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

    CAPITAL GAINS

      Capital gains experienced by The Treasury Money Market Fund and The Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, these Funds realize net long-term capital gains, such net long-term capital gains will be distributed at least once every 12 months.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

With respect to The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The Tax-Free Money Market Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

      o  the availability of higher relative yields;

      o  differentials in market values;

      o  new investment opportunities;

      o  changes in creditworthiness of an issuer; or

      o  an attempt to preserve gains or limit losses.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares.

TOTAL RETURN



The average annual total returns for Investment Shares and Trust Shares of The U.S. Government Securities Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.75%, 4.70%, 7.10% and 7.16%, 4.93%, 7.27%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Style Manager: Large Cap Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 37.02%, 13.84%, 14.03% and 37.37%,
14.09%, 14.21%, respectively.

The average annual total returns for The Style Manager Fund for the one-year period ended September 30, 1997 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1997 were 41.85% and 28.04%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Virginia Municipal Bond Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 7.74%, 5.73%, 6.45% and 8.00%, 5.96%, 6.62%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Maryland Municipal Bond Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 6.92%, 5.33%, 6.01% and 7.19%, 5.56%, 6.18%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Treasury Money Market Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.58%, 3.93%, 4.18% and 4.84%, 4.15%, 4.34%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Money Market Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.67%, 4.11%, 4.36% and 4.93%, 4.31%,
4.50%, respectively.

The average annual total returns for The Tax-Free Money Market Fund for the one-year period ended September 30, 1997 and for the period from July 27, 1994 (date of initial public investment) to September 30, 1997 were 2.83% and 3.09%, respectively.



The average annual total return for Shares of each Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number if shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly/quarterly reinvestment of all dividends and distributions.

YIELD



The yield for the seven-day period ended September 30, 1997 for The Treasury Money Market Fund and The Money Market Fund were 4.54% and 4.59%, respectively, for Investment Shares and 4.79% and 4.84%, respectively, for Trust Shares. The yield for the seven-day period ended September 30, 1997 for The Tax-Free Money Market Fund was 3.06%.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund's yield for the thirty-day period ended September 30, 1997 was 5.27%, 0.36%, 3.72% and 3.10% for Investment Shares and 5.52%, 0.61%, 3.97% and 3.35% for Trust Shares. The yield for the thirty-day period ended September 30, 1997 for The Style Manager Fund was 0.23%.



The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund calculate yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased Shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by 365/7.

The yield for Shares of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the class of shares over a thirty-day period by the maximum offering price per share of the class of shares on the last day of the period. The yield of the Investment Shares of the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the class of shares over a thirty-day period by the maximum offering price per share of the class of shares on the last day of the period. This value is then annualized using semiannual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to The U.S. Government Securities Fund and The Style Manager: Large Cap Fund, the yield will be calculated separately for Investment Shares and Trust Shares. Because Investment Shares are subject to a 12b-1 fee, the net yield for Trust Shares for the same period will exceed that of Investment Shares.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD



The effective yields for the seven-day period ended September 30, 1997 for The Treasury Money Market Fund and The Money Market Fund were 4.64% and 4.70%, respectively, for Investment Shares and 4.90% and 4.96%, respectively, for Trust Shares. The effective yield for the period ended September 30, 1997 for The Tax-Free Money Market Fund was 3.11%.



The effective yield of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund is computed by compounding the unannualized base period return by:

      o  adding 1 to the base period return;

      o  raising the sum to the 365/7th power; and

      o  subtracting 1 from the result.

TAX-EQUIVALENT YIELD

The tax-equivalent yield for both classes of shares for The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, and for The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that either class would have had to earn to equal its actual yield, assuming a 28% tax rate and also assuming that income earned by the Fund is 100% tax-exempt.



The tax-equivalent yield for the Investment Shares for the thirty-day period ended September 30, 1997, was 5.17% for The Virginia Municipal Bond Fund and 4.31% for The Maryland Municipal Bond Fund. The tax-equivalent yield for the Trust Shares was 5.51% for The Virginia Municipal Bond Fund and 4.65% for The Maryland Municipal Bond Fund for the same period. The tax-equivalent yield for The Tax-Free Money Market Fund for the seven-day period ended September 30, 1997, was 4.25%.

    TAX-EQUIVALENCY TABLES

      Both classes of shares may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax, and is often free from state and local taxes as well. As the tables below indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.




                        TAXABLE YIELD EQUIVALENT FOR 1997
                           MULTISTATE MUNICIPAL FUNDS
      FEDERAL INCOME TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN      41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN      24,650    59,750       124,650       271,050      $271,050


Tax-Exempt
Yield                         Taxable Yield Equivalent


        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

      The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

      * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1997

                          STATE OF VIRGINIA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.75%    33.75%       36.75%        41.75%        45.35%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN      41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN      24,650    59,750       124,650       271,050      $271,050


Tax-Exempt
Yield                         Taxable Yield Equivalent


        1.50%      1.89%     2.26%       2.37%         2.58%         2.74%
        2.00%      2.52%     3.02%       3.16%         3.43%         3.66%
        2.50%      3.15%     3.77%       3.95%         4.29%         4.57%
        3.00%      3.79%     4.53%       4.74%         5.15%         5.49%
        3.50%      4.42%     5.28%       5.53%         6.01%         6.40%
        4.00%      5.05%     6.04%       6.32%         6.87%         7.32%
        4.50%      5.68%     6.79%       7.11%         7.73%         8.23%
        5.00%      6.31%     7.55%       7.91%         8.58%         9.15%
        5.50%      6.94%     8.30%       8.70%         9.44%        10.06%
        6.00%      7.57%     9.06%       9.49%        10.30%        10.98%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                                STATE OF MARYLAND
                          INCLUDING LOCAL INCOME TAX
               COMBINED FEDERAL, STATE, AND COUNTY INCOME TAX BRACKET:
                  22.50%    35.50%       38.50%        43.50%        47.10%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN:     41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN:     24,650    59,750       124,650       271,050      $271,050


TAX-EXEMPT
YIELD                         TAXABLE YIELD EQUIVALENT


        2.00%      2.58%     3.10%       3.25%         3.54%         3.78%
        2.50%      3.23%     3.88%       4.07%         4.42%         4.73%
        3.00%      3.87%     4.65%       4.88%         5.31%         5.67%
        3.50%      4.52%     5.43%       5.69%         6.19%         6.62%
        4.00%      5.16%     6.20%       6.50%         7.08%         7.56%
        4.50%      5.81%     6.98%       7.32%         7.96%         8.51%
        5.00%      6.45%     7.75%       8.13%         8.85%         9.45%
        5.50%      7.10%     8.53%       8.94%         9.73%        10.40%
        6.00%      7.74%     9.30%       9.76%        10.62%        11.34%
        6.50%      8.39%    10.08%      10.57%        11.50%        12.29%

      NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS. THE LOCAL INCOME TAX RATE IS ASSUMED TO BE 50% OF THE STATE RATE FOR ALL COUNTIES EXCLUDING ALLEGANY, BALITMORE, MONTGOMERY, PRINCE GEORGE'S, QUEEN ANNE'S, ST. MARY'S, SOMERSET, TALBOT, WICOMICO, AND WORCESTER.



PERFORMANCE COMPARISONS

Each Fund's performance of both classes of shares depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

     o changes in interest rates on money market instruments, in the case of The Treasury Money Market Fund and The Money Market Fund, or changes in interest rates and market value of portfolio securities in the case of U.S. Government Income Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and Maryland Municipal Bond Fund;

      o  changes in each Fund's or each class of Shares' expenses;

      o the relative amount of The Treasury Money Market Fund's and The Money Market Fund's cash flow; and

      o  various other factors.

In the case of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, either class of shares' performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. The Style Manager Fund and The Style Manger: Large Cap Fund may also from time to time provide information on, or use quotations from, studies of investment analysts dealing with the management of equity portfolios on the basis of "style" selection (i.e., value vs. growth) and stock "size" (i.e., large cap vs. small cap) and may also use historical data demonstrating the performance records of the value, growth, large cap and small cap components of the equity market, and combinations thereof.

From time to time, the Funds may provide information on certain markets or countries and specific equity securities and quote published editorial comments and/or information from newspapers, magazines, investment newsletters and other publications such as THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, USA TODAY AND MUTUAL FUND INVESTORS. We may also compare the historical returns on various investments, performance indexes of those investments or economic indicators. In addition, the Funds may reprint articles about the Funds and provide them to prospective shareholders. The Broker/Dealer may also make available economic, financial and investment reports to shareholders and prospective shareholders. In order to describe these reports, the Funds may include descriptive information on the reports in advertising literature sent to the public prior to the mailing of a prospectus. Performance information may be quoted numerically or may be represented in a table, graph, chart or other illustration. It should be noted that such performance ratings and comparison may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Funds, and that such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

The financial publications and/or indices which the Funds use in advertising may include, but are not limited to:

THE U.S. GOVERNMENT SECURITIES FUND

      o MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

      o SALOMON BROTHERS 3-5 YEARS GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes income into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. Government funds category in advertising and sales literature.

      o MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

      o MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

      o LEHMAN BROTHERS GOVERNMENT INTERMEDIATE INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and maturities of 1-10 years.

      o 3 YEAR TREASURY NOTES Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth and income funds" category in advertising and sales literature.

      o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

THE TREASURY MONEY MARKET FUND

      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.

      o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

THE MONEY MARKET FUND

      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments fund" category in advertising and sales literature.

      o BANK RATE MONITOR NATIONAL INDEX, Miami, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard

      Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Investors may use such indices or reporting services in addition to either class of shares' prospectus to obtain a more complete view of the Share's performance before investing. Of course, when comparing performance of either class of shares to any index, factors such as portfolio composition and prevailing market conditions should be considered in assessing the significance of such comparisons.

THE TAX-FREE MONEY MARKET FUND

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "Tax-Free Money Market Funds" category in advertising and sales literature.

      o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.

      o MONEY, A MONTHLY MAGAZINE, regularly ranks money market funds in various categories based on the latest available seven-day compound effective yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

      o SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTES is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.

      o SALOMON BROTHERS ONE-MONTH TAX-EXEMPT COMMERCIAL PAPER is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. It is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers Index.

Advertisements and other sales literature for both classes of shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.



ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust's portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion t the more than 6,000 funds available.

FINANCIAL STATEMENTS

The financial statements for the fiscal period ended September 30, 1997, are incorporated herein by reference from the Funds' Annual Report dated September 30, 1997. A copy of the Annual Report for a Fund may be obtained without charge by contacting Signet Trust Company at the address located on the back cover of the combined prospectus or by calling 804-771-7470.

APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATING DEFINITIONS

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

NR NR indicates that Fitch does not the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in AAA category.

STANDARD & POOR'S CORPORATION, MUNICIPAL NOTE RATINGS

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, SHORT-TERM LOAN RATINGS

MIG1/VMIG1  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.









TRUST SHARES
COMBINED PROSPECTUS

November 30, 1997

 . The U.S. Government Securities Funds

 . The Style Manager: Large Cap Fund

 . The Style Manager Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund

Funds Managed by

[LOGO]VIRTUS
      CAPITAL MANAGEMENT, INC.

Investment products are not deposits, obligations of, or guaranteed by any bank. They are not insured by the FDIC. In addition, they involve risk, including the possible loss of principal invested.

Virtus Capital Management, Inc., an affiiate of Signet Trust Company, is the investment adviser to the Virtus Funds and is compensated for this service.

[LOGO] VIRTUS
       FUNDS

THE VIRTUS FUNDS
TRUST SHARES

PROSPECTUS

The Virtus Funds (the "Trust"), an open-end management investment company (a mutual fund), is comprised of the eight separate investment portfolios set forth below (collectively, the "Funds," individually, a "Fund"), each having a distinct investment objective and policies. With the exception of the Tax-Free Money Market Fund and The Style Manager Fund, which offer a single class of shares, the Funds are offered in two separate classes of shares known as Trust Shares and Investment Shares.

  . The U.S. Government Securities Fund
  . The Style Manager: Large Cap Fund
  . The Style Manager Fund
  . The Virginia Municipal Bond Fund
  . The Maryland Municipal Bond Fund
  . The Treasury Money Market Fund
  . The Money Market Fund
  . The Tax-Free Money Market Fund

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT ENDORSED OR GUARANTEED BY, SIGNET TRUST COMPANY OR SIGNET BANK OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THE U.S. GOVERNMENT SECURITIES FUND, THE STYLE
MANAGER: LARGE CAP FUND, THE STYLE MANAGER FUND, THE VIRGINIA MUNICIPAL BOND FUND, AND THE MARYLAND MUNICIPAL BOND FUND INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE TREASURY MONEY MARKET FUND, THE MONEY MARKET FUND, AND THE TAX-FREE MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

This prospectus relates only to the Trust Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Style Manager Fund and contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.

The Funds have also filed a Combined Statement of Additional Information for the Trust Shares of the Funds offering classes and for shares of The Tax-Free Money Market Fund and The Style Manager Fund, dated November 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-723-9512. This Statement of Additional Information, Material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).          The Board of Trustees of the Trust has approved
an Agreement and Plan of Reorganization, on behalf of each Fund, pursuant to which, on or about February 27, 1998, all of the assets, and certain liabilities of each Fund would be acquired in exchange for shares of certain similarly managed funds (the "Acquiring Funds") that are advised by affiliates of First Union Corporation. The reorganizations would result in the liquidation and termination of each Fund. Pursuant to the reorganizations, holders of Shares of each Fund would receive, tax-free, that number of shares of an Acquiring Fund having a value equal to the value of such shareholders' Shares immediately prior to the reorganizations. Consummation of the reorganizations is subject to approval of the shareholders of the Funds at a meeting scheduled to be held on February 20, 1998.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.     Prospectus dated November 30, 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                            1
-------------------------------------
Special Considerations             1
SUMMARY OF FUND EXPENSES            2
-------------------------------------
FINANCIAL HIGHLIGHTS                3
-------------------------------------
INVESTMENT OBJECTIVE AND POLICIES OF
EACH FUND                          11
-------------------------------------
 The U.S. Government Securities
 Fund                              11
 The Style Manager: Large Cap Fund 12
 The Style Manager Fund            13
 The Virginia Municipal Bond Fund
   and The Maryland Municipal Bond
   Fund                            14
 The Treasury Money Market Fund    14
The Money Market Fund             15
The Tax-Free Money Market Fund    15
 Investment Limitations            16
PORTFOLIO INVESTMENTS AND
STRATEGIES                         16
-------------------------------------
 Regulatory Compliance             16
 Borrowing Money                   16
 Selling Short                     17
 Restricted and Illiquid
 Securities                        17
 When-Issued and Delayed Delivery
   Transactions                    17
 Investing in Securities of Other
   Investment Companies            17
 Diversification                   17
 Non-Diversification               18
 Repurchase Agreements             18
 Lending of Portfolio Securities   18
 Acquiring Securities              18
 Investment Risks                  18
 Variable Rate Demand Notes        19
 Credit Enhancement                19
 Demand Features                   19
 Participation Interests           19
 Variable Rate Municipal
 Securities                        20
 Municipal Leases                  20
 Temporary Investments             20
 Municipal Securities              20
THE VIRTUS FUNDS INFORMATION       23
-------------------------------------
 Management of the Trust           23
 Distribution of Shares of the
 Funds                             24
 Administration of the Funds       25

NET ASSET VALUE                    25
-------------------------------------
INVESTING IN SHARES                26
-------------------------------------
Share Purchases                   26
Minimum Investment Required       26
 What Shares Cost                  26
Confirmations and Account
 Statements                        27
Dividends                         27
 Capital Gains                     27

REDEEMING SHARES                   27
-------------------------------------
SHAREHOLDER INFORMATION            28
-------------------------------------
 Voting Rights                     28
EFFECT OF BANKING LAWS             29
-------------------------------------
TAX INFORMATION                    29
-------------------------------------
 Federal Income Tax                29
PERFORMANCE INFORMATION            30
-------------------------------------
OTHER CLASSES OF SHARES            31
-------------------------------------
ADDRESSES                          32
-------------------------------------


SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Board" or "Trustees") have established a single class of shares for The Tax-Free Money Market Fund and The Style Manager Fund, and two classes of shares, Trust Shares and Investment Shares, for each of the other Funds in the Trust.

As of the date of this prospectus, the Trust is comprised of the following eight portfolios:

  . The U.S. Government Securities Fund--seeks to provide current income by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities;
  . The Style Manager: Large Cap Fund--seeks to provide growth of capital and income by investing in common stocks of high quality companies;
  . The Style Manager Fund--seeks to provide growth of capital by investing in common stocks;
  . The Virginia Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia by investing in a portfolio of Virginia municipal securities;
  . The Maryland Municipal Bond Fund--seeks to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the State of Maryland by investing in a portfolio of Maryland municipal securities;
  . The Treasury Money Market Fund--seeks to provide current income consistent with stability of principal by investing in short-term U.S.
    Treasury obligations;
  . The Money Market Fund--seeks to provide current income consistent with stability of principal by investing in money market instruments; and . The Tax-Free Money Market Fund--seeks to provide current income exempt from federal income tax consistent with stability of principal, by investing in municipal securities.

This prospectus relates only to the Trust Shares ("Trust Shares") of those Funds offering classes and to the single class of shares ("Tax-Free Money Market Shares" and "The Style Manager") of The Tax-Free Money Market Fund and The Style Manager Fund (Trust Shares, Tax-Free Money Market Shares and The Style Manager are sometimes collectively referred to as "Shares"). For information on how to purchase Shares please refer to "Investing in Shares." A minimum initial investment of $1,000 is required for shares of The Tax-Free Money Market Fund and The Style Manager Fund, and a minimum investment of $10,000 is required for Trust Shares of the other Funds in the Trust. Shares are sold and redeemed at net asset value. Information on redeeming Shares may be found under "Redeeming Shares." The Funds are advised by Virtus Capital Management, Inc.

SPECIAL CONSIDERATIONS

Investors should be aware of the following general considerations: the market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options, variable rate securities and equity securities are described under "Investment Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."


SUMMARY OF FUND EXPENSES--TRUST SHARES, STYLE
MANAGER SHARES AND TAX-FREE MONEY MARKET SHARES
-------------------------------------------------------------------------------

The following Fee Table and Example summarize the various costs and expenses that a shareholder of Trust Shares, Style Manager Shares and Tax-Free Money Market Shares will bear either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

                                                        THE       THE      THE             THE
                         THE U.S.  THE STYLE   THE   VIRGINIA  MARYLAND  TREASURY  THE   TAX-FREE
                        GOVERNMENT MANAGER:   STYLE  MUNICIPAL MUNICIPAL  MONEY   MONEY   MONEY
                        SECURITIES LARGE CAP MANAGER   BOND      BOND     MARKET  MARKET  MARKET
                           FUND      FUND     FUND     FUND      FUND      FUND    FUND    FUND
                        ---------- --------- ------- --------- --------- -------- ------ --------
Contingent Deferred
 Sales Charge (as a
 percentage of amount
 redeemed, if
 applicable)...........    None      None     2.00%    None      None      None    None    None

ANNUAL TRUST SHARES, STYLE MANAGER SHARES AND TAX-FREE MONEY MARKET SHARES OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                       TOTAL
                                       MANAGEMENT  12B-1    OTHER    OPERATING
                                        FEES (1)  FEES (2) EXPENSES EXPENSES (3)
                                       ---------- -------- -------- ------------
The U.S. Government Securities Fund...   0.75%      None    0.45%      1.20%
The Style Manager: Large Cap Fund.....   0.75%      None    0.59%      1.34%
The Style Manager Fund................   0.75%      0.00%   0.56%      1.31%
The Virginia Municipal Bond Fund......   0.75%      None    0.48%      1.23%
The Maryland Municipal Bond Fund......   0.75%      None    1.17%      1.92%
The Treasury Money Market Fund........   0.50%      None    0.28%      0.78%
The Money Market Fund.................   0.50%      None    0.29%      0.79%
The Tax-Free Money Market Fund........   0.36%      0.00%   0.46%      0.82%

(1) The management fees for The Style Manager Fund and The Tax-Free Money Market Fund have been reduced to reflect voluntary waivers by the investment adviser. The Adviser can terminate these voluntary waivers at any time at their sole discretion. The maximum management fee for The Style Manager Fund and The Tax-Free Money Market Fund is 1.25% and 0.50%, respectively.
(2) The Style Manager Fund and The Tax-Free Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. The Style Manager Fund and The Tax-Free Money Market Fund can pay up to 0.25% as a 12b-1 fee to the distributor. See "Management of the Trust--Distribution Plans."
(3) The Total Trust Shares Operating Expenses for The Style Manager Fund and The Tax-Free Money Market Fund would be 1.81% and 0.96%, respectively, absent the voluntary waivers described in note 1 above.

The Annual Trust Operating Expenses for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund were 1.00%, 1.24%, 1.17%, 1.11%, 1.44%, 0.73%, 0.72%, and 0.79%, respectively, for the fiscal year ended September 30, 1997. The Annual Trust Operating Expenses in the table above are based on estimated expenses expected during fiscal year ending September 30, 1998.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The Funds charge no contingent deferred sales charges for Trust Shares or Tax-Free Money
Market Shares.
                          1 YEAR 1 YEAR (+) 3 YEARS 3 YEARS (+) 5 YEARS 10 YEARS
                          ------ ---------- ------- ----------- ------- --------
The U.S. Government
Securities Fund.........   $12      $12       $38       $38       $66     $145
The Style Manager: Large
Cap Fund................   $14      $14       $42       $42       $73     $161
The Style Manager Fund..   $34      $13       $64       $42       $72     $158
The Virginia Municipal
Bond Fund...............   $13      $13       $39       $39       $68     $149
The Maryland Municipal
Bond Fund...............   $20      $20       $60       $60      $104     $224
The Treasury Money
Market Fund.............    $8       $8       $25       $25       $43      $97
The Money Market Fund...    $8       $8       $25       $25       $44      $98
The Tax-Free Money
Market Fund.............    $8       $8       $26       $26       $46     $101

+Reflects expenses on the same investment, assuming no redemption.

The purpose of the foregoing Example is to assist an investor in understanding the various costs and expenses that a shareholder of Trust Shares, Style Manager Shares and Tax-Free Money Market Shares will bear, either directly or indirectly. For a more complete description of the various costs and expenses, see "The Virtus Funds Information" and "Investing in Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                            YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------------
INVESTMENT SHARES           1997      1996      1995      1994       1993        1992    1991(A)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 9.89    $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.60      0.62      0.64      0.61       0.66        0.75     0.78
 Net realized and
 unrealized gain (loss)
 on investments               0.06     (0.24)     0.30     (0.94)      0.03        0.50     0.54
----------------------------------------------------------------------------------------------------
Total from investment
operations                    0.66      0.38      0.94     (0.33)      0.69        1.25     1.32
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.60)    (0.62)    (0.64)    (0.61)     (0.66)(e)   (0.75)   (0.78)
 Distributions from net
 realized gain on
 investments                   --        --        --        --       (0.08)      (0.09)     --
 Distributions in excess
 of net realized gain on
 investments (e)               --        --        --      (0.13)       --          --       --
----------------------------------------------------------------------------------------------------
Total distributions          (0.60)    (0.62)    (0.64)    (0.74)     (0.74)      (0.84)   (0.78)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
----------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              6.89%     3.79%     9.84%    (3.36)%     6.82%      12.42%   14.00%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.25%     1.14%     1.01%     0.99%      0.77%       0.52%    0.64%(c)
 Net investment income        6.07%     6.11%     6.41%     5.94%      5.91%       7.01%    8.03%(c)
 Expense
 waiver/reimbursement
 (d)                          0.02%     0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $105,248  $116,418  $114,803  $112,439   $119,187     $40,274      $10
 Portfolio turnover             80%      118%       82%      227%       154%        201%     101%
----------------------------------------------------------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------------
TRUST SHARES                1997      1996      1995      1994       1993        1992    1991(A)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 9.89    $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.63      0.64      0.66      0.63       0.67        0.75     0.78
 Net realized and
 unrealized gain
 (loss) on investments        0.06     (0.24)     0.30     (0.94)      0.03        0.50     0.54
----------------------------------------------------------------------------------------------------
Total from investment
operations                    0.69      0.40      0.96     (0.31)      0.70        1.25     1.32
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.63)    (0.64)    (0.66)    (0.63)     (0.67)(e)   (0.75)   (0.78)
 Distributions from net
 realized
 gain on investments          --        --        --        --        (0.08)      (0.09)    --
 Distributions in excess
 of net
 realized gain on
 investments (e)              --        --        --       (0.13)      --          --       --
----------------------------------------------------------------------------------------------------
Total distributions          (0.63)    (0.64)    (0.66)    (0.76)     (0.75)      (0.84)   (0.78)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 9.95    $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
----------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              7.16%     4.05%    10.11%    (3.12)%     6.94%      12.42%   14.00%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.00%     0.89%     0.76%     0.74%      0.63%       0.52%    0.64%(c)
 Net investment income        6.32%     6.36%     6.66%     6.19%      6.17%       7.01%    8.03%(c)
 Expense
 waiver/reimbursement
 (d)                          0.02%     0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $52,177   $78,998  $101,410  $107,103   $112,334     $95,610  $27,565
 Portfolio turnover             80%      118%       82%      227%       154%        201%     101%
----------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.


Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.




THE STYLE MANAGER: LARGE CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                         YEAR ENDED SEPTEMBER 30,
                          --------------------------------------------------------------
INVESTMENT SHARES         1997(E)   1996    1995(E)   1994      1993     1992    1991(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $13.68   $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.13     0.27     0.09     0.17      0.24     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments              4.47     1.18     2.20    (0.39)     0.54     0.46     1.85
--------------------------------------------------------------------------------------------
Total from investment
operations                   4.60     1.45     2.29    (0.22)     0.78     0.72     2.17
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.14)   (0.27)   (0.09)   (0.17)    (0.25)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)   (0.31)     --
--------------------------------------------------------------------------------------------
Total distributions         (1.97)   (1.47)   (0.39)   (0.37)    (0.41)   (0.56)   (0.31)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $16.31   $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
--------------------------------------------------------------------------------------------
TOTAL RETURN (B)            37.02%   11.28%   20.02%   (1.72%)    6.31%    6.31%   22.68%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.49%    1.36%    1.21%    1.20%     0.87%    0.95%    0.80%(c)
 Net investment income       0.88%    2.01%    0.67%    1.40%     1.81%    2.25%    3.05%(c)
 Expense
 waiver/reimbursement
 (d)                          --       --      0.21%    0.23%     0.55%    0.34%    0.38%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $80,073  $59,891  $44,509  $26,739   $18,691   $2,290     $488
 Average commission rate
 paid (f)                 $0.0783  $0.0616      --       --        --       --       --
 Portfolio turnover            56%     151%     208%     205%       67%      38%      84%
--------------------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                          --------------------------------------------------------------
TRUST SHARES              1997(E)   1996    1995(E)   1994      1993     1992    1991(A)
--------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $13.68   $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.18     0.33     0.12     0.20      0.28     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments              4.46     1.15     2.20    (0.40)     0.51     0.46     1.85
--------------------------------------------------------------------------------------------
Total from investment
operations                   4.64     1.48     2.32    (0.20)     0.79     0.72     2.17
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.18)   (0.30)   (0.12)   (0.19)    (0.26)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                (1.83)   (1.20)   (0.30)   (0.20)    (0.16)   (0.31)     --
--------------------------------------------------------------------------------------------
Total distributions         (2.01)   (1.50)   (0.42)   (0.39)    (0.42)   (0.56)   (0.31)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $16.31   $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
--------------------------------------------------------------------------------------------
TOTAL RETURN (B)            37.37%   11.55%   20.33%   (1.50%)    6.42%    6.31%   22.68%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.24%    1.11%    0.96%    0.95%     0.66%    0.95%    0.80%(c)
 Net investment income       1.17%    2.26%    0.92%    1.68%     2.09%    2.25%    3.05%(c)
 Expense
 waiver/reimbursement
 (d)                          --       --      0.21%    0.23%     0.55%    0.34%    0.38%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $26,611  $33,683  $45,345  $70,374   $65,841  $49,581  $37,032
 Average commission rate
 paid (f)                 $0.0783  $0.0616      --       --        --       --       --
 Portfolio turnover            56%     151%     208%     205%       67%      38%      84%
--------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Per share information presented is based on the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.



THE STYLE MANAGER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                                   YEAR ENDED
                                                  SEPTEMBER 30,
                                             -------------------------
                                              1997     1996    1995(A)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $11.47   $12.03   $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                          0.23     0.31     0.03
 Net realized and unrealized gain (loss) on
 investments                                    4.54     0.77     2.03
------------------------------------------------------------------------
Total from investment operations                4.77     1.08     2.06
------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income      (0.24)   (0.29)   (0.03)
 Distributions from net realized gain on
 investments                                   (0.63)   (1.35)     --
------------------------------------------------------------------------
Total distributions                            (0.87)   (1.64)   (0.03)
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $15.37   $11.47   $12.03
------------------------------------------------------------------------
TOTAL RETURN (B)                               44.01%   10.19%   20.59%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                       1.17%    0.99%    0.44%*
 Net investment income                          1.76%    2.63%    0.46%*
 Expense waiver/reimbursement (c)               0.50%    0.44%    1.03%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)     $76,874  $62,783  $78,388
 Average commission rate paid (d)            $0.0789  $0.0514      --
 Portfolio turnover                               94%     112%      92%
------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.


THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                         YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------
INVESTMENT SHARES          1997     1996     1995     1994        1993     1992    1991(A)
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.68   $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.42     0.41     0.45     0.45        0.51     0.54    0.57
 Net realized and
 unrealized gain (loss)
 on investments              0.39    (0.13)    0.55    (0.92)       0.89     0.29    0.18
---------------------------------------------------------------------------------------------
Total from investment
operations                   0.81     0.28     1.00    (0.47)       1.40     0.83    0.75
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.42)   (0.41)   (0.45)   (0.45)(g)   (0.51)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                  --       --       --     (0.06)      (0.09)   (0.01)    --
 Distributions in excess
 of net realized gain
 on investments (b)           --       --       --     (0.02)        --       --      --
---------------------------------------------------------------------------------------------
Total distributions         (0.42)   (0.41)   (0.45)   (0.53)      (0.60)   (0.55)  (0.57)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $11.07   $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
---------------------------------------------------------------------------------------------
TOTAL RETURN (D)             7.74%    2.60%   10.00%   (4.25)%     13.49%    8.51%   7.64%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.36%    1.32%    1.17%    1.15%       0.90%    0.83%   0.47%(c)
 Net investment income       3.87%    3.78%    4.32%    4.22%       4.68%    5.14%   6.08%(c)
 Expense
 waiver/reimbursement
 (e)                          --      0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $58,881  $65,700  $70,572  $74,706     $63,492  $20,883  $6,031
 Portfolio turnover            19%     129%      26%      29%         17%      51%     27%
---------------------------------------------------------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                          ----------------------------------------------------------------
TRUST SHARES               1997     1996     1995     1994        1993     1992    1991(A)
---------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $10.68   $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.45     0.44     0.48     0.48        0.53     0.54    0.57
 Net realized and
 unrealized gain (loss)
 on investments              0.39    (0.13)    0.55    (0.92)       0.89     0.29    0.18
---------------------------------------------------------------------------------------------
Total from investment
operations                   0.84     0.31     1.03    (0.44)       1.42     0.83    0.75
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.45)   (0.44)   (0.48)   (0.48)(f)   (0.53)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                  --       --       --     (0.06)      (0.09)   (0.01)    --
 Distributions in excess
 of net realized gain
 on investments (b)           --       --       --     (0.02)        --       --      --
---------------------------------------------------------------------------------------------
Total distributions         (0.45)   (0.44)   (0.48)   (0.56)      (0.62)   (0.55)  (0.57)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $11.07   $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
---------------------------------------------------------------------------------------------
TOTAL RETURN (D)             8.00%    2.86%   10.27%   (4.01%)     13.62%    8.51%   7.64%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    1.11%    1.06%    0.92%    0.90%       0.75%    0.83%   0.47%(c)
 Net investment income       4.12%    4.03%    4.57%    4.47%       4.85%    5.14%   6.08%(c)
 Expense
 waiver/reimbursement
 (e)                          --      0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $19,891  $28,110  $33,670  $34,165     $41,204  $20,852  $8,546
 Portfolio turnover            19%     129%      26%      29%         17%      51%     27%
---------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Computed on an annualized basis.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.

(g) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.


THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                        YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------
INVESTMENT SHARES         1997     1996     1995     1994      1993     1992   1991(A)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.56   $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income      0.37     0.38     0.40     0.45      0.49    0.54    0.53
 Net realized and
 unrealized gain (loss)
 on investments             0.35    (0.13)    0.54    (0.97)     0.85    0.29    0.10
-----------------------------------------------------------------------------------------
Total from investment
operations                  0.72     0.25     0.94    (0.52)     1.34    0.83    0.63
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.37)   (0.38)   (0.40)   (0.45)    (0.49)  (0.54)  (0.53)
 Distributions from net
 realized gain
 on investments              --       --     (0.02)   (0.10)      --      --      --
-----------------------------------------------------------------------------------------
Total distributions        (0.37)   (0.38)   (0.42)   (0.55)    (0.49)  (0.54)  (0.53)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $10.91   $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
-----------------------------------------------------------------------------------------
TOTAL RETURN (B)            6.92%    2.36%    9.81%   (4.74%)   13.24%   8.31%   6.64%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                   1.69%    1.43%    1.24%    1.17%     1.00%   0.59%   0.60%(c)
 Net investment income      3.45%    3.57%    4.24%    4.22%     4.50%   5.11%   5.66%(c)
 Expense
 waiver/reimbursement
 (d)                         --      0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $27,786  $31,284  $32,172  $34,580   $33,907  $4,053  $2,940
 Portfolio turnover           13%     138%      21%      27%       23%     34%     35%
-----------------------------------------------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------
TRUST SHARES              1997     1996     1995     1994      1993     1992   1991(A)
-----------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $10.56   $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income      0.40     0.41     0.42     0.48      0.50    0.54    0.53
 Net realized and
 unrealized gain (loss)
 on investments             0.35    (0.13)    0.54    (0.97)     0.85    0.29    0.10
-----------------------------------------------------------------------------------------
Total from investment
operations                  0.75     0.28     0.96    (0.49)     1.35    0.83    0.63
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.40)   (0.41)   (0.42)   (0.48)    (0.50)  (0.54)  (0.53)
 Distributions from net
 realized gain
 on investments              --       --     (0.02)   (0.10)      --      --      --
-----------------------------------------------------------------------------------------
Total distributions        (0.40)   (0.41)   (0.44)   (0.58)    (0.50)  (0.54)  (0.53)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $10.91   $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
-----------------------------------------------------------------------------------------
TOTAL RETURN (B)            7.19%    2.61%   10.09%   (4.50%)   13.37%   8.31%   6.64%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                   1.44%    1.18%    0.99%    0.92%     0.86%   0.59%   0.60%(c)
 Net investment income      3.70%    3.82%    4.49%    4.46%     4.64%   5.11%   5.66%(c)
 Expense
 waiver/reimbursement
 (d)                         --      0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $5,683   $8,889   $9,447  $11,301   $12,014  $6,004    $556
 Portfolio turnover           13%     138%      21%      27%       23%     34%     35%
-----------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.


THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                            YEAR ENDED SEPTEMBER 30,
                         --------------------------------------------------------------------
INVESTMENT SHARES          1997      1996      1995      1994      1993      1992     1991(A)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.02      0.04      0.06
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.02)    (0.04)    (0.06)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.58%     4.67%     4.98%     2.90%     2.52%     3.61%     5.90%
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.98%     0.90%     0.85%     0.84%     0.70%     0.70%     0.51%(c)
 Net investment income       4.49%     4.49%     4.92%     3.05%     2.47%     3.49%     5.65%(c)
 Expense
 waiver/reimbursement
 (d)                         0.01%     0.09%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $121,299  $146,161   $39,363   $21,883   $20,382   $12,960      $548
-------------------------------------------------------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                         --------------------------------------------------------------------
TRUST SHARES               1997      1996      1995      1994      1993      1992    1991(A)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.03      0.04      0.06
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.06)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.84%     4.89%     5.24%     3.16%     2.64%     3.61%     5.90%
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.73%     0.65%     0.60%     0.59%     0.58%     0.70%     0.51%(c)
 Net investment income       4.74%     4.81%     5.17%     3.30%     2.60%     3.49%     5.65%(c)
 Expense
 waiver/reimbursement
 (d)                         0.01%     0.06%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $196,450  $226,978  $208,656  $304,285  $152,921  $163,451  $129,959
-------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.


THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                           YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------------
INVESTMENT SHARES          1997      1996      1995      1994      1993      1992    1991(A)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.03      0.04     0.06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.67%     4.91%     5.11%     3.10%     2.77%     3.79%    5.92%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.97%     0.73%     0.80%     0.80%     0.64%     0.64%    0.51%(c)
 Net investment income       4.57%     4.77%     5.04%     3.07%     2.68%     3.64%    5.99%(c)
 Expense
 waiver/reimbursement
 (d)                         0.02%     0.23%     0.21%     0.25%     0.30%     0.29%    0.36%(c)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $77,220   $83,525   $41,813   $15,236    $9,905    $5,803       $1
------------------------------------------------------------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,
                         -------------------------------------------------------------------
TRUST SHARES               1997      1996      1995      1994      1993      1992    1991(A)
------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income       0.05      0.05      0.05      0.03      0.03      0.04     0.06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (B)             4.93%     5.04%     5.36%     3.35%     2.89%     3.79%    5.92%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                    0.72%     0.60%     0.57%     0.55%     0.50%     0.64%    0.51%(c)
 Net investment income       4.81%     4.93%     5.27%     3.25%     2.83%     3.64%    5.99%(c)
 Expense
 waiver/reimbursement
 (d)                         0.02%     0.12%     0.19%     0.25%     0.30%     0.29%    0.36%(c)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)    $164,290  $160,675  $173,761  $132,445  $134,397  $136,616  $57,432
------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated September 30, 1997, which can be obtained free of charge.


THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report, dated November 7, 1997, on the Fund's financial statements for the year ended September 30, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.


                                         YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------
                                       1997     1996     1995    1994(A)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 1.00   $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.03     0.03     0.03     0.01
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment
 income                                 (0.03)   (0.03)   (0.03)   (0.01)
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 1.00   $ 1.00   $ 1.00   $ 1.00
----------------------------------------------------------------------------
TOTAL RETURN (B)                         2.83%    3.01%    3.53%    0.45%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                0.79%    0.56%    0.39%    0.36%(c)
 Net investment income                   2.79%    2.95%    3.55%    2.65%(c)
 Expense waiver/reimbursement (d)        0.16%    0.20%    0.56%    0.70%(c)
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                             $57,370  $52,499  $81,977  $21,967
----------------------------------------------------------------------------

(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated September 30, 1997, which can be obtained free of charge.


INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND
-------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus, and in the case of The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appear in the "Portfolio Investments and Strategies" section of this Prospectus and in the Combined Statement of Additional Information.

THE U.S. GOVERNMENT SECURITIES FUND

The investment objective of The U.S. Government Securities Fund is to provide current income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government or its instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund may also invest in certain collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMS"), both of which represent or are supported by direct or indirect obligations of the U.S. government or its instrumentalities. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities (including such CMOs and ARMS).

The U.S. government securities in which the Fund invests include:

  . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

  . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

  . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

  . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed, in a variety of ways, by the U.S. government or its agencies or instrumentalities. Some of these obligations are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers' Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers' Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers' Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

  CMOS. The Fund may also invest in CMOs which are rated AAA by a nationally recognized rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

  ARMS. ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

  Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

THE STYLE MANAGER: LARGE CAP FUND

The investment objective of The Style Manager: Large Cap Fund is to provide growth of capital and income.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in common stocks of large capitalization companies, with a market capitalization of at least $1 billion at the time of investment, and which are either listed on the New York or American Stock Exchanges or trade in the over-the-counter market. The Fund's investment approach is based upon the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. The securities in which the Fund invests include, but are not limited to, the following securities.

  COMMON STOCKS. The Fund will invest in stocks that the Fund's investment adviser's proprietary investment methodology has identified as having superior potential for growth of capital and income. At least 65% of the Fund's portfolio will be invested in common stocks of large capitalization companies, unless it is in a defensive position.

  The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with higher earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

  OTHER CORPORATE SECURITIES. The Fund will invest in stocks that the Fund's investment adviser' corporate bonds, notes, warrants, rights, and convertible securities of these companies. The corporate bonds, notes and convertible debt securities in which the Fund may invest must be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services ("Fitch") or Baa or higher by Moody's Investor's Service, Inc. ("Moody's") or, if unrated, of comparable quality as determined by the Fund's adviser. (If a Security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

  COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.


  BANK INSTRUMENTS. The Fund may invest in instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs").

  AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.

  U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual turnover rate will exceed 200% under normal market conditions. A higher rate of portfolio turnover may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STYLE MANAGER FUND

The investment objective of The Style Manager Fund is to provide growth of capital.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in common stocks of large, medium and small capitalization companies which are either listed on the New York or American Stock Exchange or trade in the over-the-counter markets. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies becomes effective. The securities in which the Fund invests include, but are not limited to, the following securities.

  COMMON STOCKS. The Fund will invest in stock that the Fund's investment adviser's proprietary investment methodology has identified as having superior appreciation potential. Factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser. Under normal market conditions, at least 65% of the Fund's portfolio will be invested in common stocks.

  The Fund is managed to take advantage of trends in the stock market that favor different styles of stock selection (value or growth), and different sizes of companies (large, medium and small capitalization). The value style seeks stocks that, in the opinion of the adviser, are undervalued and are or will be worth more than their current price. The growth style seeks stocks with high earnings growth rates which, in the opinion of the adviser, will lead to appreciation in stock price.

  OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies of the kind described under "The Style Manager: Large Cap Fund".

  COMMERCIAL PAPER. The Fund may invest in commercial paper rated A-1 by S&P, or Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but of comparable quality, including CCPs
  and Europaper.     BANK INSTRUMENTS. The fund may invest in instruments of
  domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs.

  AMERICAN DEPOSITARY RECEIPTS ("ADRS"). The Fund may invest in ADRs.

  U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

The investment objective of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia and the State of Maryland, respectively. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

ACCEPTABLE INVESTMENTS. Each Fund pursues its investment objective by investing in a professionally managed portfolio of securities at least 65% of which is comprised of Virginia municipal bonds or Maryland municipal bonds, as the case may be. Each Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Virginia or Maryland state income taxes, respectively, or that at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia or Maryland state income taxes, respectively.

The municipal securities in which each Fund invests are debt obligations, including industrial development bonds, issued on behalf of the Commonwealth of Virginia or the State of Maryland, as the case may be, or the political subdivisions or agencies of each respective state. In addition, each Fund may invest in debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency or any of these and participation interests in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the relevant Fund and/or the investment adviser to the relevant Fund, exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Virginia or the State of Maryland, as the case may be.

  CHARACTERISTICS. The debt securities in which each Fund invests will only be rated investment grade or of comparable quality at the time of purchase. The municipal securities which each Fund buys have essentially the same characteristics assigned by Moody's and S&P to investment grade bonds. Investment grade bonds are rated Baa, A, Aa, Aaa by Moody's, or BBB, A, AA, AAA by S&P. Bonds rated "Baa" by Moody's or "BBB" by S&P have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In certain cases, the Funds' adviser may choose bonds which are unrated, if it judges the bonds to have the same characteristics as investment grade bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, that Fund is not required to sell the security, but may consider doing so. A description of the ratings categories is contained in the Appendix to the Combined Statement of Additional Information.

THE TREASURY MONEY MARKET FUND

The investment objective of The Treasury Money Market Fund is to provide current income consistent with stability of principal.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The average maturity of these securities computed on a dollar-weighted basis, will be 90 days or less.

THE MONEY MARKET FUND

The investment objective of The Money Market Fund is to provide current income consistent with stability of principal.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in a diversified portfolio of money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, will be 90 days or less. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organization ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . domestic issues of corporate debt obligations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper and Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;
  . asset-backed securities;
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments.

  The Fund invests only in instruments denominated and payable in U.S.
  dollars.

  BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank Instruments may include ECDs, Yankee CDs and ETDs. The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

  SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

  ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's or F-1 (+ or -) by Fitch are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

THE TAX-FREE MONEY MARKET FUND

The investment objective of The Tax-Free Money Market Fund is current income exempt from federal income tax consistent with stability of principal and liquidity.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.


The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal income tax ("municipal securities"). Examples of municipal securities include, but are not limited to:

  . tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
  . bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
  . municipal commercial paper and other short-term notes;
  . variable rate demand notes;
  . municipal bonds (including bonds having serial maturities and pre-
    refunded bonds) and leases;
  . construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and
  . participation, trust, and partnership interests in any of the foregoing obligations.

  PARTICIPATION INTERESTS. The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

RATINGS. The municipal securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT LIMITATIONS

The Funds' investment limitations are discussed below under "Borrowing Money," "Selling Short," "Restricted and Illiquid Securities," "Diversification," "Investing in New Issuers," and "Acquiring Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------

REGULATORY COMPLIANCE

The Treasury Money Market Fund, The Money Market Fund and The Tax-Free Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and their Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will also determine the effective maturity of their respective investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

BORROWING MONEY

Except for The Tax-Free Money Market Fund the Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. The Tax-Free Money Market Fund may borrow up to one-third of the value of its total assets, including the amount borrowed. The Tax-Free Money Market Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. These policies cannot be changed without the approval of holders of a majority of a Fund's Shares.

SELLING SHORT

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund, the Funds will not make short sales of securities, except in certain limited circumstances. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Funds will not invest more than 10% of the value of their total assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees). In the case of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, and The Money Market Fund and The Style Manager Fund, this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15% of their net assets in illiquid securities. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of their net assets in illiquid securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general, unless permitted to do so by order of the SEC. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by a Fund in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

DIVERSIFICATION

With respect to 75% of the value of total assets, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Money Market Fund and The Style Manager Fund will not invest more than 5% in securities of any one issuer other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.

NON-DIVERSIFICATION

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Tax-Free Money Market Fund are non-diversified investment companies, as defined by the Investment Company Act of 1940, as amended. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Funds, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of each Fund's portfolio. Any economic, political or regulatory developments affecting the value of the securities in each Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

To meet federal tax requirements for qualifications as a "regulated investment company" the Funds will limit their investments so at the close of each quarter of each fiscal year: (a) with regard to at least 50% of their respective total assets no more than 5% of their respective total assets are invested in the securities of a single issuer, and (b) no more than 25% of their respective total assets are invested in the securities of a single issuer.

REPURCHASE AGREEMENTS

The securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive more or less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of their respective total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

ACQUIRING SECURITIES

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for a Fund.

The Style Manager: Large Cap Fund and The Style Manager Fund, as with other mutual funds that invest primarily in equity securities, are subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Funds invest in small capitalization stocks, there are some additional risk factors associated with investments in the Funds. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions.

Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Funds, to the extent that it is invested in small capitalization stocks, will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

In addition, with respect to fixed income securities, investors should be aware that prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

VARIABLE RATE DEMAND NOTES

The Money Market Fund and The Tax-Free Money Market Fund may invest in variable rate demand notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Funds to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Funds treat variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

CREDIT ENHANCEMENT

Certain of The Money Market Fund's and The Tax-Free Money Market Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. A Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, a Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require a Fund to treat the securities as having been issued by both the issuer and credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Money Market Fund and The Tax-Free Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. A Fund uses these arrangements to provide itself with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

PARTICIPATION INTERESTS

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests give the Funds an undivided interest in municipal securities. The financial institutions from which the Funds purchase participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of good quality. The Board of Trustees will determine that participation interests meet the prescribed quality standards for the Funds.


VARIABLE RATE MUNICIPAL SECURITIES

Some of the municipal securities which The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund purchase may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to repayment of principal on demand by the Funds (usually in not more than seven days). While some variable rate municipal securities without this demand feature may not be considered liquid by the Fund's adviser, the Fund's investment limitations provide that it will invest no more than 15% of its total assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Funds. The investment adviser has been instructed by the Board of Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests, held by the Funds on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of municipal leases which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute.

TEMPORARY INVESTMENTS

From time to time, during periods of other than normal market conditions, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; tax-free commercial paper; other temporary municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which an organization selling a Fund a security agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Except for The Tax-Free Money Market Fund, there are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality. Temporary investments held by The Tax-Free Money Market Fund must be rated in one of the two highest short-term rating categories by one or more NRSRO.

Although each Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or Virginia or Maryland personal income tax.

MUNICIPAL SECURITIES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest principally in municipal securities. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt off or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, with respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, any adverse economic conditions or developments affecting the Commonwealth of Virginia, the state of Maryland, or their municipalities could impact a Fund's portfolio. The ability of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax- Free Money Market Fund to achieve their investment objectives also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, investing in Virginia and Maryland municipal securities which meet a Fund's quality standards may not be possible if the Commonwealth of Virginia, the state of Maryland, or their municipalities do not maintain their current credit ratings. In addition, certain Virginia or Maryland constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting Virginia and Maryland municipal securities. In addition, from time to time, the supply of municipal securities acceptable for purchase by The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, could become limited.

The Tax-Free Money Market Fund may invest in municipal securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these municipal securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

PUT AND CALL OPTIONS. The Style Manager: Large Cap Fund and The Style Manager Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Funds hold against decreases in value. These Funds may also write covered call options on all or any portion of their portfolios to generate income for the Funds. The Funds will write call options on securities either held in their portfolios or which they have the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any
additional consideration.     The Style Manager: Large Cap Fund and The Style
Manager Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser. Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Funds will not buy call options or write put options without further notification to shareholders.

FUTURES AND OPTIONS ON FUTURES. The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may purchase and sell futures contracts to hedge all or a portion of their portfolios against changes in interest rates and market conditions. Financial Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of legally permitted) to collateralize the position and thereby insure that the selling a futures contract at a fixed price at any time during a specified period if the option is exercised.

Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if use of such futures contracts is unleveraged.

  RISKS. When a Fund uses financial futures and options on financial future as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

  It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.

THE VIRTUS FUNDS INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Board of Trustees (the "Board" or the "Trustees") is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

  ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund--.50%; and The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund; The Maryland Municipal Bond Fund--.75%; and The Style Manager Fund--1.25%. The investment advisory contract provides for the voluntary waiver of expenses at any time
  with respect to a Fund at its sole discretion.          ADVISER'S BACKGROUND.
  Virtus Capital Management, Inc., a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management (adviser to the Funds since
  1990), is a wholly-owned subsidiary of Signet Banking Corporation. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. On July 18, 1997, Signet Banking Corporation entered into a definitive Agreement and Plan of Reorganization whereby Signet Banking Corporation would be acquired by First Union Corporation, a bank holding company headquartered in Charlotte, North Carolina. Virtus Capital Management, Inc., which is a registered investment adviser, manages, in addition to the Funds, three fixed income common trust funds with $131 million in assets.

  As part of their regular banking operations, Signet Bank may make loans to public companies. Virtus Capital Management, Inc. also advises The Blanchard Group of Funds. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Signet Bank. The lending relationship will not be a factor in the selection of securities.


  John S. Hall has managed The U.S. Government Securities Fund since December 1996. Mr. Hall served in a supervisory capacity for The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund and The Tax-Free Money Market Fund since December 1996 and has managed those Funds since June 1997. Mr. Hall is a Chartered Financial Analyst and, is currently Vice President and Senior Fixed Income Portfolio Manager for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Mr. Hall had been Director of Fixed Income Portfolio Management for Hibernia National Bank, since 1993.

  Tanya Orr Bird has managed The Style Manager: Large Cap Fund and The Style Manager Fund since July 1997, having previously assisted with those duties. Ms. Bird is a Chartered Financial Analyst and is currently Vice President and Managing Director for Virtus Capital Management, Inc. Prior to joining Virtus Capital Management, Inc., Ms. Bird had been in Institutional Marketing for Signet Trust Company (October 1994-December
  1994). Previously, Ms. Bird was a Consultant for William M. Mercer Asset Planning, Inc. (June 1989-October 1994).


SUB-ADVISER TO THE STYLE MANAGER FUND: LARGE CAP AND THE STYLE MANAGER
FUND. Trend Capital Management, Inc. is the sub-adviser to The Style Manager:
Large Cap Fund and The Style Manager Fund.


  SUB-ADVISER. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Trend Capital Management, Inc. (the "Sub- Adviser"), the Sub-Adviser furnishes certain investment advisory services to the adviser, including investment research, statistical and other factual information, and recommendations, based on the Sub-Adviser's analysis of trends in the stock market that favor different styles of stock selection (growth versus value) and different sizes of companies (large versus small capitalization).


  SUB-ADVISORY FEES. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement with respect to The Style Manager Fund, the Adviser will pay Trend an annual fee as follows: (a) an amount equal to .10% of the first 60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed .25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. With respect to The Style Manager: Large Cap Fund, the Adviser will pay Trend an amount equal to .15% of the first $100 million of the Fund's average daily net assets; and .33 1/3% of the Fund's average
  daily net assets in excess of $100 million.          SUB-ADVISER'S BACKGROUND.
  Trend Capital Management, Inc., a Minnesota corporation located at 956 Interchange Tower, 600 S. Highway 169, Minneapolis, Minnesota 55426, was founded in 1992 by Thomas G. Fox, its President and Chief Investment Officer. Trend provides investment advisory services to individuals and institutions, and is registered as an investment adviser with the SEC. Trend also provides general portfolio management services for certain clients subject to the client's investment objective. Trend does not provide investment advisory services to any other mutual fund.

DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. is the principal distributor for Shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. According to the provisions of a distribution plan adopted pursuant to Investment Company Act Rule 12b-1, the distributor may select brokers and dealers to provide distribution and administrative services as to The Tax-Free Money Market Fund and The Style Manager Fund. The distributor may also select administrators (including financial institutions, fiduciaries, custodians for public funds and investment advisers) to provide administrative services. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding The Tax-Free Money Market Fund and The Style Manager Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as The Tax-Free Money market Fund and The Style Manager Fund
reasonably request for shares.          The distributor will pay financial
institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trustees, provided that for any period the total amount of these fees representing an expense to the Trust shall not exceed an annual rate of .25% of the average net asset value of shares of The Style Manager Fund or The Tax-Free Money Market Fund held in the accounts during the period for which the brokers, dealers and administrators provide services. Any fees paid by the distributor under the Plan will be reimbursed from the assets of The Tax-Free Money Market Fund and The Style Manager Fund. The Plan will not be activated unless and until a second class of shares of The Tax-Free Money Market Fund and The Style Manager Fund, which will not have a Rule 12b-1 Plan, is created.

The distributor, in its sole discretion, may uniformly offer to pay all brokers or dealers selling shares of The Tax-Free Money Market Fund and The Style Manager Fund additional amounts predicated upon the amount of shares of The Tax-Free Money Market Fund, The Style Manager Fund or certain other Funds of The Virtus Funds sold by the broker or dealer. Such payments, if made, will be in addition to amounts paid under the distribution plan and will not be an expense of The Tax-Free Money Market Fund or The Style Manager Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may pay financial institutions a fee based upon the average net asset value of Shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

GLASS-STEAGALL ACT. The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the administrative services.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund and the separate classes. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


                                                 AVERAGE AGGREGATE DAILY
           MAXIMUM                             NET ASSETS OF THE TRUST AND
      ADMINISTRATION FEE                      THE BLANCHARD GROUP OF FUNDS
      ------------------                   -----------------------------------
            .15%                           on the first $250 million
            .125%                          on the next $250 million
            .10%                           on the next $250 million
            .075%                          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. With respect to The Style Manager Fund, the fee shall be at least $75,000. Federated Administrative Services may voluntarily waive a portion of its fee.



BROKERAGE TRANSACTIONS. When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Trust. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

NET ASSET VALUE
-------------------------------------------------------------------------------

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, each Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value for Shares is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares and dividing the remainder by the total number of Shares outstanding. Of course, these Funds cannot guarantee that their net asset value will always remain at $1.00 per Share.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, net asset value per Share fluctuates and is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Trust Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange is open for business except on Lee-Jackson-King Day, Columbus Day and Veterans' Day. Shares of the Funds may be purchased through Signet Trust Company. In connection with the sale of Shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, an investor may write or call Signet Trust Company to place an order to purchase Shares of the Funds. (Call 804-771-7470). Purchase orders must be received by Signet Trust Company before 4:00 p.m. (Eastern time). Payment for Shares of the Funds may be made by check or by wire. Orders are considered received after payment by check is converted into federal funds and received by Signet Trust Company. Payment must be received by Signet Trust Company on the next business day after placing the order. For orders received by 11:00 a.m. (Eastern time), shareholders will begin earning dividends on that day provided payment by wire is received by Signet Trust Company by 2:00 p.m. (Eastern time) on that day.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, an investor may write or call Signet Trust Company to place an order to purchase Shares of the Fund. (Call 804-771-7470). Purchase orders must be received by Signet Trust Company before 4:00 p.m. (Eastern time). Payment for Shares of the Funds may be made by check or by wire. Payment must be received by Signet Trust Company the next business day.

BY CHECK. Purchases of Shares by check must be made payable to The Virtus Funds and sent to Signet Financial Services, Inc., P.O. Box 26301, Richmond, VA 23260.

BY WIRE. With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, payment by wire must be received by Signet Trust Company before 10:00 a.m. (Eastern time) in order to begin earning dividends on that day. For orders received after 10:00 a.m. (Eastern time) payment must be received by 10:00 a.m. (Eastern time) on the next business day after placing the order. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, payment by wire must be received by Signet Trust Company the next business day. Shares of the Funds cannot be purchase by Federal Reserve Wire on Columbus Day, Veterans' Day or Lee-Jackson-King Day.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $10,000 for those Funds offering Trust Shares, and $1,000 for The Tax-Free Money Market Fund and The Style Manager Fund.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds at the time of purchase.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The net asset value is determined at 1:00 p.m. Eastern time, and 4:00 p.m. Eastern time and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, for The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence day, Labor Day, Thanksgiving Day, and Christmas Day.


CONFIRMATIONS AND ACCOUNT STATEMENTS




Shareholders will receive detailed confirmations of transactions. With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, monthly confirmations are sent to report dividends paid during that month. Share certificates are not issued unless requested by contacting Signet Financial Services, Inc. in writing.

DIVIDENDS

With respect to The U.S. Government Securities Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, dividends are declared daily and paid monthly.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, Shares purchased by wire before 2:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted by Signet Trust Company into federal funds.

With respect to The Style Manager: Large Cap Fund and The Style Manager Fund, dividends are declared and paid quarterly.

Unless cash payments are requested by shareholders in writing to a Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES
-------------------------------------------------------------------------------

Each Fund redeems Shares at their net asset value next determined after Signet Trust Company receives the redemption request. Redemptions will be made on days on which a Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form by Signet Trust Company.

BY TELEPHONE. A shareholder may redeem Shares of a Fund by calling Signet Trust Company to request the redemption. (Call 804-771-7470) Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Signet Trust Company.

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, redemption requests received before 11:00 a.m. (Eastern time) will be wired the same day, but will not be entitled to that day's dividend. A redemption request must be received by Signet Trust Company before 4:00 p.m. (Eastern time). Redemption requests through registered broker/dealers must be received by Signet Trust Company before 3:00 p.m. (Eastern time). Signet Trust Company is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.


With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, a redemption request must be received by Signet Trust Company before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Signet Trust Company before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Signet Trust Company is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Other registered broker/dealers may charge customary fees and commissions for this service.

If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Signet Trust Company. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of a Fund by sending a written request to Signet Trust Company. The written request should include the shareholder's name, the Fund name, the class of shares, the account number, and the Share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Signet Trust Company.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the
    SAIF, which is administered by the FDIC; or . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Funds do no accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of October 31, 1997, Stephens, Inc., Little Rock, AR, for the exclusive benefit of its customers, owned 4,204,370 (40.26%) Investment Shares of The U.S. Government Securities Fund; 1,742,805 (34.81%) Shares of The Style Manager Fund; 1,758,994 (33.10%)
Investment Shares of The Virginia Municipal Bond Fund; 629,671 (25.07%) Investment Shares of The Maryland Municipal Bond Fund; and 21,024,493 (27.80%) Investment Shares of The Money Market Fund. As of October 31, 1997, Bova & Co., Richmond, VA, acting in various capacities for numerous accounts, owned 5,165,113 (100%) Trust Shares of The U.S. Govenment Securities Fund; 1,613,118 (99%) Trust Shares of The Style Manager: Large Cap Fund; 1,693,162 (33.82%) Shares of The Style Manager Fund; 1,802,105 (99.78%) Trust Shares of The Virginia Municipal Bond Fund; 434,681 (100%) Trust Shares of The Maryland Municipal Bond Fund; 206,814,801 (99.92%) Trust Shares of The Treasury Money Market Fund; 177,645,283 (96.43%) Trust Shares of The Money Market Fund; and 42,583,759 (75.60%) Shares of The Tax-Free Money Market Fund. Therefore, these shareholders may, for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Signet Trust Company is subject to such banking laws and regulations.

Signet Trust Company believes, based on the advice of its counsel, that Virtus Capital Management, Inc., may perform the services for any Fund contemplated by its advisory agreement with the Trust without violation of the Glass- Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Virtus Capital Management, Inc. from continuing to perform all or a part of the above services for its customers and/or a Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of a Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Virtus Capital Management, Inc. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Virtus Capital Management, Inc. is found) as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Shareholders of The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 17, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Tax-Free Money Market Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Funds representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code and represent (i) interest or gains from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gains from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

MARYLAND TAXES. Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States Government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

OTHER STATE AND LOCAL TAXES. With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any other state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund may advertise total return and yield. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund may advertise total return, yield and tax-equivalent yield. The Treasury Money Market Fund and The Money Market Fund may advertise yield and effective yield. The Tax-Free Money Market Fund may advertise its yield, effective yield, and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares of a Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The yields of Shares of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund represent the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield of the Shares for The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The tax-equivalent yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

With respect to The U.S. Government Securities Fund and The Style Manager: Large Cap Fund total return and yield will be calculated separately for Trust Shares and Investment Shares.

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, total return, yield and tax-equivalent yield will be calculated separately for Trust Shares and Investment Shares.

With respect to The Treasury Money Market Fund and The Money Market Fund, yield and effective yield will be calculated separately for Trust Shares and Investment Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

Investment Shares, the other class of shares offered by those Funds offering separate classes, are sold to customers of Signet Bank and Signet Financial Services, Inc. at net asset value at a minimum initial investment of $1,000. Under certain circumstances, Investment Shares may be subject to a 2.00% contingent deferred sales charge. Investment Shares may be exchanged for Investment Shares of the Funds at net asset value. Investment Shares are distributed to such institutions pursuant to a Rule 12b-1 Plan whereby brokers and administrators are paid a fee of.35% for The Treasury Money Market Fund and The Money Market Fund and .25% for The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund of the Investment Shares' average net asset value.

The amount of dividends payable to Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of each of the Funds.

To obtain more information and a prospectus for Investment Shares, investors may call 1-800-723-9512.

ADDRESSES
--------------------------------------------------------------------------------


The U.S. Government Securities Fund                       Federated Investors Tower
The Style Manager: Large Cap Fund                         Pittsburgh, Pennsylvania 15222-3779
The Style Manager Fund
The Virginia Municipal Bond Fund
The Maryland Municipal Bond Fund
The Treasury Money Market Fund
The Money Market Fund
The Tax-Free Money Market Fund
-------------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Investment Adviser
               Virtus Capital Management, Inc.            707 East Main Street
                                                          Suite 1300
                                                          Richmond, Virginia 23219
-------------------------------------------------------------------------------------------------
Custodian
               Signet Trust Company                       7 North Eighth Street
                                                          Richmond, Virginia 23219
-------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
               Federated Shareholder Services Company     Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Independent Auditors
               Deloitte & Touche LLP                      2500 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222-5401
-------------------------------------------------------------------------------------------------


                                 THE VIRTUS FUNDS TRUST SHARES     COMBINED
                                 PROSPECTUS          November 30, 1997




VIRTUS CAPITAL MANAGEMENT, INC.
A Subsidiary of Signet Banking Corporation

Investment Adviser

Federated Securities Corp. is the distributor of the Funds.

    CUSIP 927913202 CUSIP 927913509 CUSIP 927913848 CUSIP 927913889 CUSIP
927913400 CUSIP 927913707 CUSIP 927913871 CUSIP 927913806

3042108A-I (11/97)







                                THE VIRTUS FUNDS
                                  TRUST SHARES
                          CONSISTS OF EIGHT PORTFOLIOS:
                      THE U. S. GOVERNMENT SECURITIES FUND;
                       THE STYLE MANAGER: LARGE CAP FUND;
                             THE STYLE MANAGER FUND;
                        THE VIRGINIA MUNICIPAL BOND FUND;
                        THE MARYLAND MUNICIPAL BOND FUND;
                         THE TREASURY MONEY MARKET FUND;
                           THE MONEY MARKET FUND; AND
                         THE TAX-FREE MONEY MARKET FUND.

                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information should be read with the Prospectus for the Trust Shares dated November 30, 1997. This Statement is not a Prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by writing to the Trust or calling toll-free 1-800-723-9512.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                         Statement dated November 30, 1997
[GRAPHIC OMITTED]

     CUSIP 927913103 CUSIP 927913855 CUSIP 927913301 CUSIP 927913863 CUSIP
     927913830 CUSIP 927913889 CUSIP 927913608 CUSIP 927913806 2102608B-I
     (11/97)

TABLE OF CONTENTS

                                                                            I

GENERAL INFORMATION ABOUT THE TRUST    1

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS                         1

THE U.S. GOVERNMENT SECURITIES FUND    1
  Types of Investments                 1

THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND               2
  Commercial Paper                     4
  Bank Instruments                     4

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND      5
  Acceptable Investments               5
  Types of Acceptable Investments      5

THE TREASURY MONEY MARKET FUND         5
  Types of Investments                 5

THE MONEY MARKET FUND                  6
  Types of Investments                 6

THE TAX-FREE MONEY MARKET FUND         6

PORTFOLIO INVESTMENTS AND STRATEGIES   6
  Repurchase Agreements                6
  Reverse Repurchase Agreements        6
  When-Issued and Delayed Delivery Transactions        6
  Lending of Portfolio Securities      7
  Restricted and Illiquid Securities   7
  Participation Interests              7
  Variable Rate Municipal Securities   8
  Municipal Leases                     8
  Temporary Investments                8
  Adjustable Rate Mortgage Securities  8
  Portfolio Turnover                   9

INVESTMENT LIMITATIONS                 9

VIRTUS FUNDS MANAGEMENT               12
  Fund Ownership                      16
  Officers and Trustees Compensation  17
  Trustee Liability                   17

INVESTMENT ADVISORY SERVICES          17
  Adviser to the Trust                17
  Advisory Fees                       18
  Sub-Adviser to the Style Manager: Large Cap Fund and
          The Style Manager Fund         18
  Sub-Advisory Fees                   18



OTHER SERVICES                        18
  Fund Administration                 18
  Custodian                           19
  Transfer Agent                      19
  Independent Auditors                19

BROKERAGE TRANSACTIONS                19

PURCHASING SHARES                     19
  Distribution Plan                   20
  Conversion to Federal Funds         20

DETERMINING NET ASSET VALUE           20
  Determining Market Value of Securities20
  Use of the Amortized Cost Method    21
  Valuing Municipal Securities        22
  Use of Amortized Cost               22

REDEEMING SHARES                      22
  Redemption in Kind                  22

MASSACHUSETTS PARTNERSHIP LAW         23

TAX STATUS                            23
  The Funds' Tax Status               23
  Shareholders' Tax Status            23

TOTAL RETURN                          24

YIELD                                 24

EFFECTIVE YIELD                       25

TAX-EQUIVALENT YIELD                  25

PERFORMANCE COMPARISONS               28
  The U.S. Government Securities Fund 29
  The Style Manager: Large Cap Fund and The Style Manager Fund         30
  The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund  30
  The Treasury Money Market Fund      30
  The Money Market Fund               31
  The Tax-Free Money Market Fund      31

FINANCIAL STATEMENTS                  32

APPENDIX                              33

GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 20, 1990. As of the date of this Statement, the Trust consists of eight separate portfolios of securities (collectively, the "Funds", individually, a "Fund") which are as follows: The U. S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund. On October 1, 1992, the name of the Trust was changed from "The SBK Select Series" to "Signet Select Funds." On August 15, 1994, the name of the Trust was changed from "Signet Select Funds" to "The Medalist Funds." On February 15, 1995, the name of the Trust was changed from "The Medalist Funds" to "The Virtus Funds."

With the exception of The Tax-Free Money Market Fund and The Style Manager Fund, which offer a single class of shares, the Funds are offered in two classes, Investment Shares and Trust Shares. This Combined Statement of Additional Information relates only to the Trust Shares of those Funds offering classes and to shares of The Tax-Free Money Market Fund and The Style Manager Fund.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The prospectus discusses the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the combined prospectus.

The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the prospectus section "Portfolio Investments and Strategies."

THE U.S. GOVERNMENT SECURITIES FUND

TYPES OF INVESTMENTS

     The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: the Farm Credit
     System; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      Privately issued CMOs generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

      The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND

The Funds invest primarily in corporate securities, including common stocks, preferred stocks, corporate bonds, notes, warrants and convertible securities.

CONVERTIBLE SECURITIES

      Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

      A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for a Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, a Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WARRANTS

      Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

FUTURES AND OPTIONS TRANSACTIONS

      As a means of reducing fluctuations in the net asset value of shares of a Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. a Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market from options of the same series.

FINANCIAL FUTURES CONTRACTS

      A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of shares of common stocks represented in a particular index.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      A Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.

      Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

      A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

      The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

      A Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      A Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

OVER-THE-COUNTER OPTIONS

      A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

      Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest are those set forth under "The U.S. Government Securities Fund-U.S.
     Government Obligations."

COMMERCIAL PAPER

A Fund may invest in commercial paper rated at least A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Service ("Fitch") and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper. In the case where commercial paper, CCPs or Europaper have received different ratings from different rating services, such commercial paper, CCPs or Europaper is an acceptable investment so long as at least one rating is one of the preceding high quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks.

BANK INSTRUMENTS



A Fund may invest in the instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.



In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:

     o Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

     o Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

     o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

     o Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

ACCEPTABLE INVESTMENTS

The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund pursue their investment objectives by investing in professionally managed portfolios of securities at least 65% of which are comprised of Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) municipal securities. The Funds will invest their assets so that, under normal circumstances, at least 80% of their annual interest income is exempt from federal regular and Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) state income taxes or that at least 80% of their total assets are invested in obligations, the interest income from which is exempt from federal regular and Virginia (in the case of The Virginia Municipal Bond Fund) or Maryland (in the case of The Maryland Municipal Bond Fund) state income taxes.

    CHARACTERISTICS

      The municipal securities in which the Funds invest have the characteristics set forth in the prospectus. An unrated municipal security will be determined by a Fund's adviser to meet the quality standards established by the Fund's Board of Trustees if it is of comparable quality to the rated municipal securities which the Fund purchases. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from the issuer of the interest or the guarantor of payment by either of those issuers.

      If Moody's or S&P's ratings change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

TYPES OF ACCEPTABLE INVESTMENTS

Examples of Virginia and Maryland municipal securities are:

     o    municipal notes and tax-exempt commercial paper;

     o    serial bonds sold with a series of maturity dates;

     o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

     o bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future;

     o revenue anticipation notes sold in expectation of receipt of federal income available under the Federal Revenue Sharing Program;

     o prerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds is assured through the first call date by the deposit in escrow of U.S. government securities); or

     o general obligation bonds secured by a municipality's pledge of taxation.

THE TREASURY MONEY MARKET FUND

TYPES OF INVESTMENTS

The Fund invests only in short-term U.S. Treasury obligations. Short-term U.S. Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, or issued by an agency or instrumentality thereof, and fully guaranteed as to principal and interest by the United States, maturing in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Fund may also retain Fund assets in cash.

THE MONEY MARKET FUND

TYPES OF INVESTMENTS

The Fund invests primarily in money market instruments maturing in 397 days or less and which include, but are not limited to, commercial paper and demand master notes, domestic and foreign bank instruments, U.S. government obligations, and corporate debt obligations.

    BANK INSTRUMENTS

      The types of bank instruments in which the Fund invests are those set forth under "The Style Manager: Large Cap Fund-Bank Instruments."

    U.S. GOVERNMENT OBLIGATIONS

      The types of U.S. government obligations in which the Fund may invest are those set forth under "The U.S. Government Securities Fund-U.S. Government Obligations."

THE TAX-FREE MONEY MARKET FUND

The Fund invests in a portfolio of municipal securities maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax). The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

PORTFOLIO INVESTMENTS AND STRATEGIES

REPURCHASE AGREEMENTS

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds may engage in these transactions to an extent that would cause the segregation of an amount up to 20% of the total value of their assets. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

LENDING OF PORTFOLIO SECURITIES

The collateral received when The U.S. Government Securities Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, and The Money Market Fund lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The U.S. Government Securities Fund and The Style Manager: Large Cap Fund do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, The U.S. Government Securities Fund, The Style
Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will limit investments in illiquid securities, including certain restricted securities determined by the Trustees not to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets. In the case of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, illiquid securities will include participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will limit investments in illiquid securities, including certain securities determined by the Trustees not to be liquid, and repurchase agreements providing for settlement in more than seven days after notice, and in the case of The Money Market Fund, specifically including non-negotiable fixed income time deposits with maturities over seven days, to 10% of their net assets.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, and The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Board of Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by a Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

PARTICIPATION INTERESTS

The financial institutions from which The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give a Fund the right to demand payment on specified notice (normally within thirty days for The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund and seven days for The Tax-Free Money Market Fund) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by a Fund. By purchasing participation interests, a Fund is buying a security meeting the maturity and quality requirements of a Fund and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, a Fund's investment adviser will consider the following quality factors:

      o the quality of the underlying municipal security (of which a Fund takes possession);

      o  the quality of the issuer of the participation interest; and

      o a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

VARIABLE RATE MUNICIPAL SECURITIES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund invest in variable municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

Many municipal securities with variable interest rates purchased by The Tax-Free Money Market Fund are subject to repayment of principal (usually within seven days) on The Tax-Free Money Market Fund's demand. For purposes of determining the Fund's average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

MUNICIPAL LEASES

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the adviser, under the authority delegated by the Board of Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee;
(b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debts, administrative, economic and financial characteristics, and prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement of legal recourse provided upon an event of nonappropriation or other termination of the lease.

TEMPORARY INVESTMENTS

The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund and The Tax-Free Money Market Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes and to maintain liquidity.

From time to time, such as when suitable securities are not available to the respective Fund, a Fund may invest a portion of its assets in cash. Any portion of a Fund's assets maintained in cash will reduce the amount of assets in securities held in the respective Fund, and could thereby reduce a Fund's yield.

ADJUSTABLE RATE MORTGAGE SECURITIES

The U.S. Government Securities Fund invests in adjustable rate mortgage securities ("ARMS"). Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g. investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payment may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

PORTFOLIO TURNOVER

The Funds will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve a Fund's investment objective. The Style Manager: Large Cap Fund and The Style Manager Fund may experience greater portfolio turnover than would be expected with a portfolio of higher-rated securities. A high portfolio turnover will result in increased transaction costs to the Fund.



For the fiscal years ended September 30, 1997 and 1996, the portfolio turnover rates were 80% and 118%, respectively, for The U.S. Government Securities Fund; 56% and 151%, respectively, for The Style Manager: Large Cap Fund; 19% and 129%, respectively, for The Virginia Municipal Bond Fund; 13% and 138%, respectively, for The Maryland Municipal Bond Fund; and 94% and 112%, respectively, for The Style Manager Fund.



INVESTMENT LIMITATIONS

    ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, and The Money Market Fund, during the period any reverse repurchase agreements are outstanding, the Funds will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

    SELLING SHORT AND BUYING ON MARGIN

      The Funds will not purchase any securities on margin but they may obtain such short-term credits as may be necessary for clearance of transactions. With respect to The U.S. Government Securities Fund, The Style Manager:
      Large Cap Fund and The Style Manager Fund, the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund may not sell any securities short.

    PLEDGING ASSETS

      The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases the Funds, except The Tax-Free Money Market Fund, may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of a Fund at the time of the pledge. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

    LENDING CASH OR SECURITIES

      The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, will not lend any of their assets, except portfolio securities up to one-third of the value of their total assets. This shall not prevent a Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

      The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not lend any of their assets, except that they may acquire publicly or nonpublicly issued municipal securities or temporary investments or enter into repurchase agreements as permitted by a Fund's investment objective, policies, limitations and Declaration of Trust.

      The Tax-Free Money Market Fund will not lend any of its assets except that it may purchase or hold portfolio securities permitted by its investment objective, policies and limitations, or Declaration of Trust.

    INVESTING IN RESTRICTED SECURITIES

      Except for The Tax-Free Money Market Fund, the Funds will not invest more than 10% of their net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees. With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund, this exception specifically extends to commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees).

      The Tax-Free Money Market Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

    INVESTING IN COMMODITIES

      The Funds will not purchase or sell commodities, commodity contracts or commodity futures contracts except for financial futures contracts in the case of The Style Manager: Large Cap Fund and The Style Manager Fund.

    INVESTING IN REAL ESTATE

      The Funds will not purchase or sell real estate, including limited partnership interests with respect to The Style Manager Fund, although The U.S. Government Securities Fund, The Style Manager: Large Cap Fund and The Style Manager Fund may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein. The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, The Money Market Fund, and The Tax-Free Money Market Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    DIVERSIFICATION OF INVESTMENTS

      With respect to 75% of the value of its total assets, The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The U.S. Government Fund and The Style
      Manager: Large Cap Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

    CONCENTRATION OF INVESTMENTS

      The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund and The Money Market Fund will not invest 25% or more of the value of their total assets in any one industry. With respect to The Money Market Fund, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements for U.S. government obligations, shall not be considered investments in any one industry.

      The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest on which is paid from revenues of similar types of projects. However, these Funds may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

      The Tax-Free Money Market Fund will not invest 25% or more of the value of its total assets in any one industry, except that it may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and industrial development bonds as long as they are not from the same facility or similar types of facilities. The Tax-Free Money Market Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more.

    UNDERWRITING

      The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

    INVESTING IN ILLIQUID SECURITIES

      The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund, and The Maryland Municipal Bond Fund will not invest more than 15% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities determined by the Trustees not to be liquid; and, in the case of The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, specifically including participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund will not invest more than 10% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain securities determined by the Trustees not to be liquid; and, in the case of The Money Market Fund, specifically including non-negotiable fixed income time deposits with maturities over seven days.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



      The Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general, unless permitted to do so by order of the SEC. The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. With respect to The Treasury Money Market Fund and The Money Market Fund, the Funds will limit their investments and the securities of other investment companies to those of The Money Market Funds having investment objectives and policies similar to their own. The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund will invest in other investment companies primarily for the purposes of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.



    PURCHASING SECURITIES TO EXERCISE CONTROL

      A Fund will not purchase securities of a company for the purpose of exercising control or management.

    SELLING SHORT

      Neither The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, nor The Style Manager Fund will sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or
      (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of The U.S. Government Securities Fund's nor The Style Manager: Large Cap Fund's net assets. With respect to The Style Manager Fund, the segregated amount will not exceed 5% of the Fund's net assets. The dollar amount of short sales at any one time shall not exceed 5% of the Fund's net assets and the value of securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the Securities of any class of any issuer.

      While in a short position, the Fund will retain the securities, rights or segregated assets.



Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The U.S. Government Securities Fund,The Style Manager: Large Cap Fund and The Style Manager Fund have no present intent to borrow money, pledge securities, sell securities short, or invest in restricted or illiquid securities in excess of 5% of the value of their respective net assets in the coming fiscal year.



The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund have no present intent to issue senior securities or borrow money, pledge securities, invest in restricted or illiquid securities, sell securities short, or engage in when-issued and delayed delivery transactions in excess of 5% of the value of its net assets during the fiscal period.

The Treasury Money Market Fund and The Money Market Fund do not expect to issue senior securities or borrow money, pledge securities, sell securities short, engage in when-issued and delayed delivery transactions or reverse repurchase agreements, for The Money Market Fund only, in excess of 5% of the value of their net assets during the coming fiscal year.

The Tax-Free Money Market Fund does not intend to borrow money, sell securities short, or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.



VIRTUS FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Virtus Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc. FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding shares of each Fund.

As of October 31, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Funds: Stephens Inc., Little Rock, AR, for the exclusive benefit of their customers owned approximately 4,204,370 (40.26%) of the Investment Shares of U.S. Government Securities Fund; 1,208,630 (24.63%) of the Investment Shares of The Style Manager: Large Cap Fund; 1,742,805 (34.81%) of the Shares of The Style Manager Fund; 1,758,994 (33.10%) of the Investment Shares of The Virginia Municipal Bond Fund; 629,671 (25.07%) of the Investment Shares of The Maryland Municipal Bond Fund; 18,064,663 (15.34%) of the Investment Shares of Treasury Money Market Fund; 21,024,493 (27.80%) of the Investment Shares of Money Market Fund; and 3,716,118 (6.60%) of the Shares of The Tax-Free Money Market Fund. As of October 31, 1997, Bova & Co., Richmond, VA, acting in various capacities for numerous accounts, owned approximately 5,165,113 (100%) of the Trust Shares of The U.S. Government Securities Fund; 1,613,118 (99%) of the Trust Shares of The Style Manager: Large Cap Fund; 1,693,162 (33.82%) of the Shares of The Style Manager Fund; 1,802,105 (99.78%)
of the Trust Shares of The Virginia Municipal Bond Fund; 434,681 (100%) of the Trust Shares of The Maryland Municipal Bond Fund; 206,814,801 (99.92%) of the Trust Shares of Treasury Money Market Fund; 177,645,283 (96.43%) of the Trust Shares of The Money Market Fund; and 42,583,759 (75.60%) of the Shares of The Tax-Free Money Market Fund.

OFFICERS AND TRUSTEES COMPENSATION


NAME ,                     AGGREGATE            TOTAL COMPENSATION
POSITION WITH              COMPENSATION FROM    PAID TO TRUSTEES FROM
TRUST                      TRUST+               TRUST AND FUND COMPLEX

John F. Donahue,              $0                   $-0- for the Trust and
Chairman and Trustee                               2 investment companies
Thomas G. Bigley              $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
John T. Conroy, Jr.,          $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
William J. Copeland,          $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
James E. Dowd                 $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
Lawrence D. Ellis, M.D.,      $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
Edward L. Flaherty, Jr.,      $2,198               $3,538 for the Trust and
Trustee                                            2 investment companies
Edward C. Gonzales,           $0                   $-0- for the Trust and
President, Treasurer and Trustee                      2 investment companies
Peter E. Madden,              $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
Wesley W. Posvar,             $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies
Marjorie P. Smuts,            $2,001               $3,217 for the Trust and
Trustee                                            2 investment companies

     + The aggregate compensation is provided for the Trust which is comprised of eight portfolios.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Virtus Capital Management, Inc., a wholly-owned subsidiary of Signet Banking Corporation. Because of the internal controls maintained by Signet Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Signet Bank's or its affiliates' lending relationships with an issuer.

The adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES



For its advisory services, Virtus Capital Management, Inc. receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended September 30, 1997, 1996, and 1995, the adviser earned fees from: The U.S. Government Securities Fund of $1,325,841, $1,612,364, and $1,581,364,
respectively, of which $37,709, $276,121, and $589,885, respectively, were voluntarily waived; The Style Manager: Large Cap Fund of $749,69, $704,007, and $678,512, respectively, of which $0, $0, and $189,983, respectively, were voluntarily waived; The Virginia Municipal Bond Fund of $650,276, $762,051, and $775,247, respectively, of which $0, $20,993, and $227,301, respectively, were voluntarily waived; The Maryland Municipal Bond Fund of $273,851, $315,941, and $316,194, respectively, of which $0, $106,102, and $187,476, respectively, were voluntarily waived; The Treasury Money Market Fund of $1,897,464, $1,721,497, and $2,347,424, respectively, of which $46,840, $209,248, and $469,485, respectively, were voluntarily waived; The Money Market Fund of $1,250,019, $1,249,811, and $868,490, respectively, of which $57,472, $299,129, and
$336,697, respectively, were voluntarily waived; and The Tax-Free Money Market Fund of $302,027, $462,900 and $262,792, respectively, of which $94,455,
$184,473, and $262,792, respectively, were voluntarily waived. During the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1996, the adviser earned fees from The Style Manager Fund of $830,673, $657,611 and $374,393, respectively, of which $326,846, $290,966 and $374,393, respectively, were voluntarily waived.



SUB-ADVISER TO THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND

     Trend Capital Management, Inc. is the sub-adviser to The Style Manager:
Large Cap Fund and The Style Manager Fund.

SUB-ADVISORY FEES



For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus. For the fiscal years ended September 30, 1997, 1996, and 1995, the sub-adviser earned fees from The Style Manager; Large Cap Fund of $144,886, $0, and $0, respectively, none of which, respectively, were voluntarily waived. For the fiscal years ended September 30, 1997, 1996, and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, the sub-adviser earned fees from The Style Manager Fund of $74,119, $0 and $0, respectively, none of which, respectively, were voluntarily waived.

OTHER SERVICES

FUND ADMINISTRATION

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the fiscal years ended September 30, 1997, 1996, and 1995, the Funds incurred administrative services fees as follows: The U.S. Government Securities Fund incurred $172,113, $211,649, and $226,246, respectively, none of which was voluntarily waived; The Style Manager: Large Cap Fund incurred $97,360, $92,298, and $97,229, respectively, none of which was voluntarily waived; The Virginia Municipal Bond Fund incurred $84,421, $100,059, and $110,908, respectively, none of which was voluntarily waived; The Maryland Municipal Bond Fund incurred $75,000, $67,667, and $45,246, respectively, none of which was voluntarily waived; The Treasury Money Market Fund incurred $369,581, $336,951, and $500,283, respectively, none of which was voluntarily waived; The Money Market Fund incurred $243,450, $254,134, and $185,586, respectively, none of which was voluntarily waived; and The Tax-Free Money Market Fund incurred $75,171, $95,363, and $58,355, respectively, none of which was voluntarily waived. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund incurred $75,125, $93,863 and $85,069, respectively, in administrative services fees, none of which was voluntarily waived.

CUSTODIAN

Signet Trust Company, Richmond, Virginia, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Signet Trust Company holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT

Federated Shareholder Services Company, Boston, Massachusetts, is transfer agent for the Shares of the Funds and dividend disbursing agent for the Funds.

INDEPENDENT AUDITORS

The independent auditors for the Funds are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include:

      o  advice as to the advisability of investing in securities;

      o  security analysis and reports;

      o  economic studies;

      o  industry studies;

      o  receipt of quotations for portfolio evaluations; and

      o  similar services.

The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.



For the fiscal years ended September 30, 1997, 1996 and 1995, The Style Manager:
Large Cap Fund paid $140,842, $403,888 and $562,493, respectively, in commissions on brokerage transactions. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1995, The Style Manager Fund paid $215,622, $311,323, and $0, respectively, in commissions on brokerage transactions.



PURCHASING SHARES

Shares of the Funds are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Funds is explained in the prospectus under "Investing in Shares."

DISTRIBUTION PLAN



The Trust has adopted a Plan for Shares of The Style Manager Fund and The Tax-Free Money Market Fund pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides that the Funds' distributor, Federated Securities Corp., shall act as the distributor of Shares, and it permits the payment of fees to brokers and dealers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers and dealers to provide distribution and administrative support services to the Funds and their holders of Shares and (ii) stimulate administrators to render administrative support services to the Funds and their holders of Shares. These services are to be provided by a representative who has knowledge of the holder of Shares' particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Trust reasonably requests.



Other benefits which the Funds hope to achieve through the Plan include, but are not limited to the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Shares and prompt responses to shareholder requests and inquiries concerning their accounts.

By adopting the Plan, the Board of Trustees expects that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their respective investment objectives. By identifying potential investors in Shares whose needs are served by a particular Fund's objective, and properly servicing these accounts, the Funds may be able to curb sharp fluctuations in rates of redemptions and sales.



For the fiscal years ended September 30, 1997, 1996 and 1995, the Tax-Free Money Market Fund paid no fees pursuant to the Plan. For the fiscal years ended September 30, 1997, 1996 and for the period from March 7, 1995 to September 30, 1996, The Style Manager Fund paid no fees pursuant to the Plan.



CONVERSION TO FEDERAL FUNDS

It is the policy of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.



DETERMINING NET ASSET VALUE

Net asset values of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund generally change each day. The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund attempt to stabilize the value of their Shares at $1.00. The days on which the net asset value is calculated by these Funds are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of The U.S. Government Securities Fund's portfolio securities are determined as follows:

      o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Fund's Board of Trustees; or

      o for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The market value of portfolio securities of The Style Manager: Large Cap Fund and The Style Manager Fund is determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if available;

     o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     o    for unlisted equity securities, the latest bid prices;

     o for bonds and other fixed income securities, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase at amortized cost; or

     o for all other securities, at fair value as determined in good faith by the Board of Trustees.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, and The Style Manager Fund will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value. Over-the-counter put options will be valued at the mean between the bid and the asked prices.

USE OF THE AMORTIZED COST METHOD

With respect to The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles a Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Funds acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Funds treat demand features and standby commitments as a part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts", the Fund does not consider them to be separate investments for purposes of its investment policies.

    MONITORING PROCEDURES

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

    INVESTMENT RESTRICTIONS

      The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund.

      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares, computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

VALUING MUNICIPAL SECURITIES

With respect to The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, the Board of Trustees uses an independent pricing service to value municipal securities. The independent pricing service takes into consideration: yield; stability; risk; quality; coupon rate; maturity; type of issue; trading characteristics; special circumstances of a security or trading market; and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

With respect to The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, the Board of Trustees has decided that the fair value of debt securities purchased by a Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES

Each Fund redeems Shares at the next computed net asset value after a Fund receives the redemption request, less a contingent deferred sales charge, if applicable. Redemption procedures are explained in the prospectus under "Redeeming Trust Shares."

REDEMPTION IN KIND

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which a Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of any class' net asset value during any 90-day period. Although a Fund reserves the right to redeem Shares in kind, it will activate this right only after providing 60 days' notice to shareholders.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Treasury Money Market Fund and The Money Market Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

With respect to The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

    CAPITAL GAINS

      Capital gains experienced by The Treasury Money Market Fund and The Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, these Funds realize net long-term capital gains, such net long-term capital gains will be distributed at least once every 12 months.

With respect to The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, and The Style Manager Fund long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

With respect to The Maryland Municipal Bond Fund, The Virginia Municipal Bond Fund, and The Tax-Free Money Market Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

      o  the availability of higher relative yields;

      o  differentials in market values;

      o  new investment opportunities;

      o  changes in creditworthiness of an issuer; or

      o  an attempt to preserve gains or limit losses.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares.

TOTAL RETURN



The average annual total returns for Investment Shares and Trust Shares of The U.S. Government Securities Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.75%, 4.70%, 7.10% and 7.16%, 4.93%, 7.27%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Style Manager: Large Cap Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 37.02%, 13.84%, 14.03% and 37.37%,
14.09%, 14.21%, respectively.

The average annual total returns for The Style Manager Fund for the one-year period ended September 30, 1997 and for the period from March 7, 1995 (date of initial public investment) to September 30, 1997 were 41.85% and 28.04%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Virginia Municipal Bond Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 7.74%, 5.73%, 6.45% and 8.00%, 5.96%, 6.62%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Maryland Municipal Bond Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 6.92%, 5.33%, 6.01% and 7.19%, 5.56%, 6.18%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Treasury Money Market Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.58%, 3.93%, 4.18% and 4.84%, 4.15%, 4.34%, respectively.

The average annual total returns for Investment Shares and Trust Shares of The Money Market Fund for the one-year and five-year periods ended September 30, 1997 and for the period from October 16, 1990 (date of initial public investment) to September 30, 1997 were 4.67%, 4.11%, 4.36% and 4.93%, 4.31%,
4.50%, respectively.

The average annual total returns for The Tax-Free Money Market Fund for the one-year period ended September 30, 1997 and for the period from July 27, 1994 (date of initial public investment) to September 30, 1997 were 2.83% and 3.09%, respectively.



The average annual total return for Shares of each Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly/quarterly reinvestment of all dividends and distributions.

YIELD



The yield for the seven-day period ended September 30, 1997 for The Treasury Money Market Fund and The Money Market Fund were 4.54% and 4.59%, respectively, for Investment Shares and 4.79% and 4.84%, respectively, for Trust Shares. The yield for the seven-day period ended September 30, 1997 for The Tax-Free Money Market Fund was 3.06%.

The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund's yield for the thirty-day period ended September 30, 1997 was 5.27%, 0.36%, 3.72% and 3.10% for Investment Shares and 5.52%, 0.61%, 3.97% and 3.35% for Trust Shares. The yield for the thirty-day period ended September 30, 1997 for The Style Manager Fund was 0.23%.

The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund calculate yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased Shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o    multiplying the base period return by 365/7.

The yield for Shares of The U.S. Government Securities Fund, The Style Manager:
Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the class of shares over a thirty-day period by the maximum offering price per share of the class of shares on the last day of the period. The yield of the Investment Shares of the Fund is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the class of shares over a thirty-day period by the maximum offering price per share of the class of shares on the last day of the period. This value is then annualized using semiannual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to The U.S. Government Securities Fund and The Style Manager: Large Cap Fund, the yield will be calculated separately for Investment Shares and Trust Shares. Because Investment Shares are subject to a 12b-1 fee, the net yield for Trust Shares for the same period will exceed that of Investment Shares.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD



The effective yields for the seven-day period ended September 30, 1997 for The Treasury Money Market Fund and The Money Market Fund were 4.64% and 4.70%, respectively, for Investment Shares and 4.90% and 4.96%, respectively, for Trust Shares. The effective yield for the period ended September 30, 1997 for The Tax-Free Money Market Fund was 3.11%.



The effective yield of The Treasury Money Market Fund, The Money Market Fund, and The Tax-Free Money Market Fund is computed by compounding the unannualized base period return by:

      o  adding 1 to the base period return;

      o  raising the sum to the 365/7th power; and

      o  subtracting 1 from the result.

TAX-EQUIVALENT YIELD

The tax-equivalent yield for both classes of shares for The Virginia Municipal Bond Fund, The Maryland Municipal Bond Fund, and The Tax-Free Money Market Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that either class would have had to earn to equal its actual yield, assuming a 28% tax rate and also assuming that income earned by the Fund is 100% tax-exempt.



The tax-equivalent yield for the Investment Shares for the thirty-day period ended September 30, 1997, was 5.17% for The Virginia Municipal Bond Fund and 4.31% for The Maryland Municipal Bond Fund. The tax-equivalent yield for the Trust Shares was 5.51% for The Virginia Municipal Bond Fund and 4.65% for The Maryland Municipal Bond Fund for the same period. The tax-equivalent yield for The Tax-Free Money Market Fund for the seven-day period ended September 30, 1997, was 4.25%.

    TAX-EQUIVALENCY TABLES

      Both classes of shares may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax, and is often free from state and local taxes as well. As the tables below indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                        TAXABLE YIELD EQUIVALENT FOR 1997
                           MULTISTATE MUNICIPAL FUNDS
      FEDERAL INCOME TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN      41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN      24,650    59,750       124,650       271,050      $271,050


Tax-Exempt
Yield                         Taxable Yield Equivalent


        1.00%      1.18%     1.39%       1.45%         1.56%         1.66%
        1.50%      1.76%     2.08%       2.17%         2.34%         2.48%
        2.00%      2.35%     2.78%       2.90%         3.13%         3.31%
        2.50%      2.94%     3.47%       3.62%         3.91%         4.14%
        3.00%      3.53%     4.17%       4.35%         4.69%         4.97%
        3.50%      4.12%     4.86%       5.07%         5.47%         5.79%
        4.00%      4.71%     5.56%       5.80%         6.25%         6.62%
        4.50%      5.29%     6.25%       6.52%         7.03%         7.45%
        5.00%      5.88%     6.94%       7.25%         7.81%         8.28%
        5.50%      6.47%     7.64%       7.97%         8.59%         9.11%
        6.00%      7.06%     8.33%       8.70%         9.38%         9.93%
        6.50%      7.65%     9.03%       9.42%        10.16%        10.76%
        7.00%      8.24%     9.72%      10.14%        10.94%        11.59%
        7.50%      8.82%    10.42%      10.87%        11.72%        12.42%
        8.00%      9.41%    11.11%      11.59%        12.50%        13.25%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

      The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

      * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                        TAXABLE YIELD EQUIVALENT FOR 1997

                          STATE OF VIRGINIA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  20.75%    33.75%       36.75%        41.75%        45.35%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN      41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN      24,650    59,750       124,650       271,050      $271,050


Tax-Exempt
Yield                         Taxable Yield Equivalent


        1.50%      1.89%     2.26%       2.37%         2.58%         2.74%
        2.00%      2.52%     3.02%       3.16%         3.43%         3.66%
        2.50%      3.15%     3.77%       3.95%         4.29%         4.57%
        3.00%      3.79%     4.53%       4.74%         5.15%         5.49%
        3.50%      4.42%     5.28%       5.53%         6.01%         6.40%
        4.00%      5.05%     6.04%       6.32%         6.87%         7.32%
        4.50%      5.68%     6.79%       7.11%         7.73%         8.23%
        5.00%      6.31%     7.55%       7.91%         8.58%         9.15%
        5.50%      6.94%     8.30%       8.70%         9.44%        10.06%
        6.00%      7.57%     9.06%       9.49%        10.30%        10.98%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1997
                                STATE OF MARYLAND
                          INCLUDING LOCAL INCOME TAX
               COMBINED FEDERAL, STATE, AND COUNTY INCOME TAX BRACKET:
                  22.50%    35.50%       38.50%        43.50%        47.10%


      JOINT           $1-  $41,201-     $99,601-      $151,751-       OVER
      RETURN:     41,200    99,600       151,750       271,050      $271,050

      SINGLE          $1-  $24,651-     $59,751-      $124,651-       OVER
      RETURN:     24,650    59,750       124,650       271,050      $271,050


TAX-EXEMPT
YIELD                         TAXABLE YIELD EQUIVALENT


        2.00%      2.58%     3.10%       3.25%         3.54%         3.78%
        2.50%      3.23%     3.88%       4.07%         4.42%         4.73%
        3.00%      3.87%     4.65%       4.88%         5.31%         5.67%
        3.50%      4.52%     5.43%       5.69%         6.19%         6.62%
        4.00%      5.16%     6.20%       6.50%         7.08%         7.56%
        4.50%      5.81%     6.98%       7.32%         7.96%         8.51%
        5.00%      6.45%     7.75%       8.13%         8.85%         9.45%
        5.50%      7.10%     8.53%       8.94%         9.73%        10.40%
        6.00%      7.74%     9.30%       9.76%        10.62%        11.34%
        6.50%      8.39%    10.08%      10.57%        11.50%        12.29%

      NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS. THE LOCAL INCOME TAX RATE IS ASSUMED TO BE 50% OF THE STATE RATE FOR ALL COUNTIES EXCLUDING ALLEGANY, BALITMORE, MONTGOMERY, PRINCE GEORGE'S, QUEEN ANNE'S, ST. MARY'S, SOMERSET, TALBOT, WICOMICO, AND WORCESTER.

The charts above are for illustrative purposes only. They are not an indicator of past or future performance of either class of shares.

*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



PERFORMANCE COMPARISONS

Each Fund's performance of both classes of shares depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

     o changes in interest rates on money market instruments, in the case of The Treasury Money Market Fund and The Money Market Fund, or changes in interest rates and market value of portfolio securities in the case of U.S. Government Income Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and Maryland Municipal Bond Fund;

      o  changes in each Fund's or each class of Shares' expenses;

      o the relative amount of The Treasury Money Market Fund's and The Money Market Fund's cash flow; and

      o  various other factors.

In the case of The U.S. Government Securities Fund, The Style Manager: Large Cap Fund, The Style Manager Fund, The Virginia Municipal Bond Fund and The Maryland Municipal Bond Fund, either class of shares' performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. "The Style Manager Fund and The Style Manager: Large Cap Fund may also from time to time provide information on, or use quotations from, studies of investment analysts dealing with the management of equity portfolios on the basis of "style" selection (i.e., value vs. growth) and stock "size" (i.e., large cap vs. small cap) and may also use historical data demonstrating the performance records of the value, growth, large cap and small cap components of the equity market, and combinations thereof."

From time to time, the Funds may provide information on certain markets or countries and specific equity securities and quote published editorial comments and/or information from newspapers, magazines, investment newsletters and other publications such as THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, USA TODAY AND MUTUAL FUND INVESTORS. We may also compare the historical returns on various investments, performance indexes of those investments or economic indicators. In addition, the Funds may reprint articles about the Fund and provide them to prospective shareholders. The Broker/Dealer may also make available economic, financial and investment reports to shareholders and prospective shareholders. In order to describe these reports, the Funds may include descriptive information on the reports in advertising literature sent to the public prior to the mailing of a prospectus. Performance information may be quoted numerically or may be represented in a table, graph, chart or other illustration. It should be noted that such performance ratings and comparison may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Funds, and that such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

The financial publications and/or indices which the Funds use in advertising may include, but are not limited to:

THE U.S. GOVERNMENT SECURITIES FUND

      o MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

      o SALOMON BROTHERS 3-5 YEARS GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes income into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. Government funds category in advertising and sales literature.

      o MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

      o MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

      o LEHMAN BROTHERS GOVERNMENT INTERMEDIATE INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and maturities of 1-10 years.

      o 3 YEAR TREASURY NOTES Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

THE STYLE MANAGER: LARGE CAP FUND AND THE STYLE MANAGER FUND

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth and income funds" category in advertising and sales literature.

      o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

THE VIRGINIA MUNICIPAL BOND FUND AND THE MARYLAND MUNICIPAL BOND FUND

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

      o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

THE TREASURY MONEY MARKET FUND

      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.

      o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

THE MONEY MARKET FUND

      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments fund" category in advertising and sales literature.

     o BANK RATE MONITOR NATIONAL INDEX, Miami, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution. Investors may use such indices or reporting services in addition to either class of shares' prospectus to obtain a more complete view of the Share's performance before investing. Of course, when comparing performance of either class of shares to any index, factors such as portfolio composition and prevailing market conditions should be considered in assessing the significance of such comparisons.

THE TAX-FREE MONEY MARKET FUND

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "Tax-Free Money Market Funds" category in advertising and sales literature.

      o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication, reports monthly and 12-month-to-date investment results for the same money funds.

      o MONEY, A MONTHLY MAGAZINE, regularly ranks money market funds in various categories based on the latest available seven-day compound effective yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

      o SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTES is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.

      o SALOMON BROTHERS ONE-MONTH TAX-EXEMPT COMMERCIAL PAPER is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. It is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers Index.

Advertisements and other sales literature for both classes of shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.



ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust's portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion t the more than 6,000 funds available.

FINANCIAL STATEMENTS

The financial statements for the fiscal period ended September 30, 1997, are incorporated herein by reference from the Funds' Annual Report dated September 30, 1997. A copy of the Annual Report for a Fund may be obtained without charge by contacting Signet Trust Company at the address located on the back cover of the combined prospectus or by calling 804-771-7470.

APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATING DEFINITIONS

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

NR NR indicates that Fitch does not the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in AAA category.

STANDARD & POOR'S CORPORATION, MUNICIPAL NOTE RATINGS

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, SHORT-TERM LOAN RATINGS

MIG1/VMIG1  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.









PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements       (1-8) Incorporated by reference to the Annual
                                             Report of the Registrant dated September 30, 1997 pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-36451 and 811-6158.)
            (b)   Exhibits:

                   (1)    (i)  Conformed Copy of Declaration of Trust of the Registrant;(10)

                         (ii)  Copy of Amendment No. 1, dated September 20, 1990, to the Declaration of Trust;(2)

                        (iii)  Copy of Amendment No. 2, dated November 14, 1991, to the Declaration of Trust;(5)

                         (iv)  Conformed copy of Amendment No. 3, dated
                               October 1, 1992, to the Declaration of Trust; (7)

                          (v)  Conformed copy of Amendment No. 4, dated
                               October 1, 1992, to the Declaration of Trust;(10)

                         (vi)  Conformed copy of Amendment No. 5, dated
                               May 27, 1994, to the Declaration of Trust;(10)

                        (vii)  Conformed copy of Amendment No. 6, dated
                               July 28,, 1994, to the Declaration of Trust;(10)

                        (viii) Conformed Copy of Amendment No. 7 dated December 25, 1993 to the Declaration of Trust;(10)
                         (ix)  Conformed Copy of Amendment No. 8 dated December 1, 1994, to the Declaration of Trust;(10)

                   (2) Copy of By-Laws of the Registrant;(1) (3) Not applicable;


  +   All exhibits have been filed electronically.

(1)  Response is incorporated by reference to Registrant's Initial Registration
     Statement on Form N-1A filed August 24, 1990. (File No. 33-36451 and
     811-6158).

(2)  Response is incorporated by reference to Registrant's Pre-Effective
     Amendment No. 3 and Amendment No. 3 to its Registration Statement on Form
     N-1A filed October 9, 1990. (File Nos. 33-36451 and 811-6158).

(5)  Response is incorporated by reference to the Registrant's Post-Effective
     Amendment No. 3 and Amendment No. 6 to its Registration Statement on Form
     N-1A filed on December 2, 1991. (File Nos. 33-36451 and 811-6158).

(7)  Response is incorporated by reference to the Registrant's Post-Effective
     Amendment No. 5 and Amendment No. 8 to its Registration Statement on Form
     N-1A filed November 24, 1993. (File Nos. 33-36451 and 811-6158)

(10) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 10 and Amendment No. 13 to its Registration Statement on Form
     N-1A filed December 21, 1994. (File Nos. 33-36451 and 811-6158)





                   (4)  (i)   Copy of Specimen Certificate for Shares of Beneficial Interest of
                        The Treasury Money Market Fund, The Money Market
                        Fund, The ........Maryland Municipal Bond Fund, The Virginia Municipal
                        Bond Fund, The Stock Fund, and The U.S. Government
                        Securities Fund,(Investment and     Trust Shares(7);
                        (ii)  Copy of Specimen Certificate for Shares of Beneficial Interest
                         of The Tax-Free Money Market Fund(8);
                        (iii) Copy of Specimen Certificate for Shares of Beneficial Interest
                         of The Strategic Stock Fund; (11)

                   (5)  (i)   Conformed copy of Investment Advisory Contract  of the Registrant and Exhibit A thereto; (13)
                        (ii)  Conformed copy of Amendment No. 1 to the Investment Advisory
                              Contract of the Registrant; (13)
                        (iii) Conformed copy of Sub-Advisory Agreement of the Registrant and
                              Exhibits A and B thereto; (13)

                   (6)  (i) Conformed copy of Distributor's Contract of the
                        Registrant and Exhibits A-D thereto;(10) (ii) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (13) (iii) Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (13)

                   (7)  Not applicable;

                   (8) (i) Conformed copy of Custodian Agreement of the
                           Registrant;(9)
                        (ii)  Conformed copy of Amendment No. 1 to the Custodian Contract of the Registrant; (13)

  +   All exhibits have been filed electronically.

(7)  Response is incorporated by reference to the Registrant's Post-Effective
     Amendment No. 5 and Amendment No. 8 to its Registration Statement on Form
     N-1A filed November 24, 1993. (File Nos. 33-36451 and 811-6158)

(8)  Response in incorporated by reference to Registrant's Post-Effective
     Amendment No. 6 and Amendment No. 9 to its Registration Statement on Form
     N-1A filed April 21, 1994. (File Nos. 33-36451 and 811-6158)

(9)  Response in incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 and Amendment No. 10 to its Registration Statement on Form
     N-1A filed June 20, 1994. (File Nos. 33-36451 and 811-6158)

(10) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 10 and Amendment No. 13 to its Registration Statement on Form
     N-1A filed December 21, 1994. (File Nos. 33-36451 and 811-6158)

(11) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 11 and Amendment No. 14 to its Registration Statement on Form
     N-1A filed January 26, 1995. (File Nos. 33-36451 and 811-6158)





                   (9) Conformed copy of Transfer Agency and Service Agreement
                  (Fund Accounting and Shareholder Recordkeeping) of the Registrant;(9) (10) Copy of Opinion and Consent of Counsel as to legality of shares being registered;(2) (11) Conformed Copy of Consent of Independent Auditors; (+) (12) Not applicable;
                  (13) Copy of Initial Capital Understanding;(2) (14) Not applicable; (15) Conformed Copy of the Distribution Plan of the Registrant and Amendment No. 1 and Exhibit A thereto, and Amendment No. 2 thereto; (10)
                         (ii) Copy of Rule 12b-1 Agreement of the Registrant and
                        Amendment Nos. 1 and 2 thereto;(10) (iii) Conformed Copy of Administrative Services Agreement of the Registrant ;(10)
                         (iv) Conformed Copy of previous Administrative Services
                  Agreement of the Registrant;(10) (16) Copy of Schedule for Computation of Fund Performance Data;(12) (17) Copy of Financial Data Schedules; (+) (18) Conformed copy of Multiple Class Plan of the Registrant; (13) (19) Conformed Copy of Power of Attorney; (14)

  +   All exhibits have been filed electronically.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 and Amendment No. 3 to its Registration Statement on Form N-1A filed October 9, 1990. (File Nos. 33-36451 and 811-6158).

(6) Response is incorporated by reference to the Registrant's Post-Effective Amendment No. 4 and Amendment No. 7 to its Registration Statement on Form N-1A filed December 1, 1992. (File Nos. 33-36451 and 811-6158).

(9) Response in incorporated by reference to Registrant's Post-Effective Amendment No. 7 and Amendment No. 10 to its Registration Statement on Form N-1A filed June 20, 1994. (File Nos. 33-36451 and 811-6158)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 and Amendment No. 13 to its Registration Statement on Form N-1A filed December 21, 1994. (File Nos. 33-36451 and 811-6158)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 and Amendment No. 15 to its Registration Statement on Form N-1A filed on May 26, 1995. (File Nos. 33-36451 and 811-6158).

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 and Amendment No. 17 to its Registration Statement on Form N-1A filed November 22, 1996. (File Nos. 33-36451 and 811-6158)

     (14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 and Amendment No. 18 to its Registration Statement on Form N-1A filed January 20, 1997. (File Nos. 33-36451 and 811-6158)

Item 25.    Persons Controlled by or Under Common Control with Registrant:
            None.

Item 26.    Number of Holders of Securities:

                                    Number of Record Holders
Title of Class                       as of October 31, 1997

The U.S. Government Securities Fund
         Investment Shares                     5,050
         Trust Shares                            7
The Style Manager: Large Cap Fund
         Investment Shares                     7,462
         Trust Shares                            7
The Style Manager Fund                         3,757
The Virginia Municipal Bond Fund
         Investment Shares                     1,820
         Trust Shares                            5
The Maryland Municipal Bond Fund
         Investment Shares                     1,167
         Trust Shares                            4
The Treasury Money Market Fund
         Investment Shares                     7,108
         Trust Shares                           12
The Money Market Fund
         Investment Shares                     3,679
         Trust Shares                            6
The Tax-Free Money Market Fund                  230

Item 27.    Indemnification:  (1.)

ITEM 28.    Business and Other Connections or Investment Adviser

     For a description of the other business of Virtus Capital Management, Inc. see "Management of the Funds" in Part A. The officers and Directors of Virtus Capital Management, Inc. are:

OFFICERS

John S. Hall            President, Chief           President & CIO, VCM since
                        Investment Officer &       July 31, 1997; Managing
                        Director                   Director of Fixed Income and Fixed Income Portfolio Manager, VCM, since
                                                   May, 1995; Senior Fixed Income Portfolio
                                                   Manager (1992 to May, 1995) Hibernia National Bank

Tanya Orr Bird          Vice President and         Equity Portfolio Manager, VCM,
                        and Director               since September, 1995; Director, VCM, (October, 1994 to September, 1995);
                                                   Consultant, William M. Mercer Asset
                                                   Planning Inc., (1989 to October 1994).




     (1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 and Amendment No. 4 to its Registration Statement on Form N-1A filed on May 9, 1991. (File Nos. 33-36451 and 811-6158).

Josie Rosson            Vice President and
                        Compliance Officer

Mike Siler              Compliance Officer

DIRECTORS
Leslie P. Hunter                    Sara Redding Wilson
Raymond E. Williams, Jr.            T. Gaylon Layfield, III
Christopher Oddleifson              Tanya Orr Bird
John S. Hall

     For a description of the other business of Trend Capital Management, Inc. see "Management of the Funds" in Part A. The officers and Directors of Trend Capital Management, Inc. are:

OFFICERS

Thomas G. Fox           President and
                        Director

Wayne R. Eskew          Vice President
                        Director

Darrel R. Lynn          Chief Financial Officer
                        and Director

Timothy W. O'Malley     Secretary and
                        Director

DIRECTORS

Thomas G. Fox           Wayne R. Eskew
Darrel R. Lynn          Timothy W. O'Malley

Item 29.    Principal Underwriters:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President and
Federated Investors Tower     President, Federated,            Treasurer
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary       --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

            (c) Not applicable.

Item 30.    Location of Accounts and Records:
            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            The Virtus Funds              Federated Investors Tower
 ...................                       Pittsburgh, PA

            Federated Shareholder
            Services Company
            (Transfer Agent, Dividend
            Disbursing Agent and          Federated Investors Tower
            Portfolio Recordkeeper)       Pittsburgh, PA

            Federated Administrative      Federated Investors Tower
            Services(Administrator)       Pittsburgh, PA


            Virtus Capital Management,    707 East Main Street
            Inc. (Adviser)                Richmond, VA

            Signet Trust Company          7 North Eighth Street
            (Custodian)                   Richmond, VA

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE VIRTUS FUNDS, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of November, 1997.

                                THE VIRTUS FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 24, 1997


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact    November 24, 1997
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney